UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:              (800)-243-1574

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1- 5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—2.8%
Argentine Republic Government International Bond 0.000%, 12/15/35	3,570	EUR	$287
Brazil Notas do Tesouro Nacional Serie F 0.000%, 1/1/17	320	BRL	116
Hellenic Republic Government Bond
2.000%, 2/24/23(2)	22	EUR	15
2.000%, 2/24/24(2)	22	EUR	14
2.000%, 2/24/25(2)	22	EUR	14
2.000%, 2/24/26(2)	22	EUR	13
2.000%, 2/24/27(2)	22	EUR	13
2.000%, 2/24/28(2)	22	EUR	13
2.000%, 2/24/29(2)	22	EUR	12
2.000%, 2/24/30(2)	22	EUR	13
2.000%, 2/24/31(2)	22	EUR	12
2.000%, 2/24/32(2)	22	EUR	12
2.000%, 2/24/33(2)	22	EUR	12
2.000%, 2/24/34(2)	22	EUR	12
2.000%, 2/24/35(2)	22	EUR	12
2.000%, 2/24/36(2)	22	EUR	12
2.000%, 2/24/37(2)	22	EUR	13
2.000%, 2/24/38(2)	22	EUR	12
2.000%, 2/24/39(2)	22	EUR	12
2.000%, 2/24/40(2)	22	EUR	12
2.000%, 2/24/41(2)	22	EUR	12
2.000%, 2/24/42(2)	22	EUR	12
Indonesia Treasury Bond 7.875%, 4/15/19	1,400,000	IDR	115
Instituto Costarricense de Electricidad RegS 6.375%, 5/15/43(3)	$200		168
Kenya Treasury Bonds 144A 12.892%, 4/28/18(2)(4)(5)	250		235

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,328)			1,173

MUNICIPAL BONDS—1.2%

New Jersey—0.2%
Tobacco Settlement Financing Corp. Series 1-A
4.750%, 6/1/34	110		87
5.000%, 6/1/41	15		12

			99

	PAR VALUE	VALUE

Puerto Rico—0.7%
Commonwealth of Puerto Rico, Series A
8.000%, 7/1/35	$320	$268
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	330	27

		298

Texas—0.3%
Texas Public Finance Authority 8.250%, 7/1/24	100	100

TOTAL MUNICIPAL BONDS
(Identified Cost $511)		497

MORTGAGED-BACKED SECURITIES—0.0%

Non-Agency—0.0%
Wachovia Bank Commercial Mortgage Trust 07-C30, AJ 5.413%, 12/15/43(2)	10	10

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $10)		10

ASSET-BACKED SECURITIES—0.9%
Cutwater Ltd. CLO 14-1A, C 144A 3.953%, 7/15/26(2)(4)	100	92
Gallatin CLO VII Ltd. 14-1A, D 144A 4.013%, 7/15/23(2)(4)	40	38
Gallatin CLO VII Ltd. 14-1A, E 144A 5.923%, 7/15/23(2)(4)	35	32
Madison Park Funding XIV Ltd. CLO 14-14A, D, 144A 3.857%, 7/20/26(2)(4)	200	188

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $359)		350

CORPORATE BONDS—34.5%

Consumer Discretionary—4.0%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	60	57

	PAR VALUE	VALUE

Consumer Discretionary—continued
APX Group, Inc.
6.375%, 12/1/19	$10	$10
8.750%, 12/1/20	165	135
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	55	45
Caesars Entertainment Operating Co., Inc.
9.000%, 2/15/20(6)	210	158
9.000%, 2/15/20(6)	110	83
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(4)	95	69
Clear Channel Communications, Inc. PIK Interest Capitalization 14.000%, 2/1/21(7)	45	37
Edcon Pty Ltd. RegS 9.500%, 3/1/18(3)	180	143
Guitar Center, Inc. 144A 9.625%, 4/15/20(4)	150	96
JC Penney Corp., Inc. 5.650%, 6/1/20	180	149
Liberty Interactive LLC 8.250%, 2/1/30	90	98
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	100	102
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(4)	69	58
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(4)	20	20
Radio One, Inc. 144A 9.250%, 2/15/20(4)	25	23
Scientific Games International, Inc. 144A 7.000%, 1/1/22(4)	40	41
10.000%, 12/1/22(4)	30	28
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	85	95
Toys R Us, Inc.
10.375%, 8/15/17	155	128
7.375%, 10/15/18	90	61
William Lyon Homes, Inc. 7.000%, 8/15/22	30	30

		1,666

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—1.6%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 144A 7.750%, 10/15/22(4)	$70	$73
Kissner Milling Co., Ltd. 144A 7.250%, 6/1/19(4)	175	176
MHP SA RegS 8.250%, 4/2/20(3)	200	125
New Albertson’s, Inc.
7.750%, 6/15/26	155	145
7.450%, 8/1/29	15	13
8.700%, 5/1/30	5	5
Rite Aid Corp. 144A 6.875%, 12/15/28(4)	50	53
SUPERVALU, Inc.
6.750%, 6/1/21	50	51
7.750%, 11/15/22	25	26

		667

Energy—9.9%
Alpha Natural Resources, Inc.
6.000%, 6/1/19	25	7
6.250%, 6/1/21	30	7
American Energy - Woodford LLC/AEW Finance Corp. 144A 9.000%, 9/15/22(4)	35	21
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A
7.125%, 11/1/20(4)	50	37
7.375%, 11/1/21(4)	19	14
Berau Capital Resources Pte, Ltd. RegS 12.500%, 7/8/15(3)	100	58
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(3)	200	98
Bumi Capital Pte, Ltd. RegS 12.000%, 11/10/16(3)(6)	300	80
Bumi Investment Pte, Ltd. RegS 10.750%, 10/6/17(3)(6)	780	218
EDC Finance, Ltd. RegS 4.875%, 4/17/20(3)	200	161
Energy Transfer Equity LP 5.875%, 1/15/24	100	104

	PAR VALUE	VALUE

Energy—continued
EXCO Resources, Inc. 8.500%, 4/15/22	$50	$31
Forbes Energy Services Ltd. 9.000%, 6/15/19	388	239
Gazprom OAO Via Gaz Capital SA RegS 3.850%, 2/6/20(3)	200	157
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(4)	10	8
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 5/15/19	15	12
6.500%, 9/15/21	20	15
Lukoil International Finance BV RegS 7.250%, 11/5/19(3)	100	93
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	5	5
Memorial Production Partners LP / Memorial Production Finance Corp. 7.625%, 5/1/21	35	32
Memorial Production Partners LP / Memorial Production Finance Corp. 144A 6.875%, 8/1/22(4)	30	26
MIE Holdings Corp. 144A 7.500%, 4/25/19(4)	200	120
Offshore Drilling Holding SA RegS 8.625%, 9/20/20(3)	200	139
Pacific Drilling SA 144A 5.375%, 6/1/20(4)	50	38
Pacific Drilling V, Ltd. 144A 7.250%, 12/1/17(4)	428	353
Pacific Rubiales Energy Corp. 144A 5.625%, 1/19/25(4)	100	57
Pacific Rubiales Energy Corp. RegS 5.375%, 1/26/19(3)	100	66
Petroleos de Venezuela SA RegS
8.500%, 11/2/17(3)	146	84
9.000%, 11/17/21(3)	556	198

	PAR VALUE	VALUE

Energy—continued
12.750%, 2/17/22(3)	$110	$47
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(4)	95	96
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	300	301
SandRidge Energy, Inc. 7.500%, 2/15/23	190	129
Sanjel Corp. 144A 7.500%, 6/19/19(4)	450	299
Seitel, Inc. 9.500%, 4/15/19	470	392
Venoco, Inc. 8.875%, 2/15/19	411	212
YPF SA RegS 8.750%, 4/4/24(3)	120	121

		4,075

Financials—2.5%
Banco do Brasil SA RegS 6.250%, 10/29/49(2)(3)	200	142
Earls Thirteen Ltd. 144A 0.000%, 4/28/18(4)(5)(8)	149	148
Genworth Holdings, Inc.
7.200%, 2/15/21	10	10
7.625%, 9/24/21	25	24
6.500%, 6/15/34	15	13
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(4)	494	500
Kennedy-Wilson, Inc. 5.875%, 4/1/24	50	51
OneMain Financial Holdings, Inc. 144A 7.250%, 12/15/21(4)	30	31
Ukreximbank Via Biz Finance PLC 8.750%, 1/22/18(9)	200	95

		1,014

Health Care—0.9%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	65	58
Immucor, Inc. 11.125%, 8/15/19	40	43

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE		VALUE

Health Care—continued
Kindred Healthcare, Inc. 6.375%, 4/15/22	$100		$97
Kindred Healthcare, Inc. 144A
8.000%, 1/15/20(4)	60		64
8.750%, 1/15/23(4)	15		16
Lantheus Medical Imaging, Inc. 9.750%, 5/15/17	50		48
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(4)	45		46

			372

Industrials—6.8%
Cenveo Corp. 144A 8.500%, 9/15/22(4)	50		41
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(4)	110		105
Lansing Trade Group LLC / Lansing Finance Co., Inc. 144A 9.250%, 2/15/19(4)	583		542
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(4)	322		314
Monitronics International, Inc. 9.125%, 4/1/20	95		89
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(4)	472		492
OAS Finance, Ltd. RegS 8.000%, 7/2/21(3)(6)	400		52
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(3)	2,000	MXN	131
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(4)	442		447
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50		49

	PAR VALUE	VALUE

Industrials—continued
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(4)	$110	$105
Tervita Corp. 144A 8.000%, 11/15/18(4)	442	392
TransDigm, Inc.
6.000%, 7/15/22	25	25
6.500%, 7/15/24	30	31

		2,815

Information Technology—1.0%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	100	88
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	135	118
Rolta Americas LLC RegS 8.875%, 7/24/19(3)	200	182
Zebra Technologies Corp. 144A 7.250%, 10/15/22(4)	25	27

		415

Materials—2.5%
AK Steel Corp. 7.625%, 10/1/21	40	34
Aruba Investments, Inc. 144A 8.750%, 2/15/23(4)	30	30
Cimento Tupi SA 144A 9.750%, 5/11/18(4)	60	40
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(4)	50	51
Evraz, Inc. NA Canada 144A 7.500%, 11/15/19(4)	45	40
Ferrexpo Finance PLC RegS 7.875%, 4/7/16(3)	200	154
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(3)	200	178
IAMGOLD Corp. 144A 6.750%, 10/1/20(4)	100	80
Momentive Performance Materials Escrow 0.000%, 10/15/20(5)	85	—

	PAR VALUE		VALUE

Materials—continued
Momentive Performance Materials, Inc. 3.880%, 10/24/21	$85		$74
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(4)	95		95
Vedanta Resources PLC RegS 7.125%, 5/31/23(3)	300		255

			1,031

Telecommunication Services—4.7%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(4)	642		594
Axtel SAB de CV RegS 9.000%, 1/31/20(2)(3)	180		173
Empresa de Telecomunicaciones de Bogota RegS 7.000%, 1/17/23(3)	20,000	COP	8
Sprint Capital Corp.
6.875%, 11/15/28	70		65
8.750%, 3/15/32	60		61
Trilogy International Partners LLC / Trilogy International Finance, Inc. 144A 10.250%, 8/15/16(4)	880		883
Vimpel Communications Via VIP Finance Ireland Ltd., OJSC RegS 7.748%, 2/2/21(3)(9)	200		170

			1,954

Utilities—0.6%
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. 144A
7.375%, 11/1/22(4)	40		42
7.625%, 11/1/24(4)	35		36
GenOn Americas Generation LLC 9.125%, 5/1/31	125		109
Illinois Power Generating Co. 6.300%, 4/1/20	55		46

			233

TOTAL CORPORATE BONDS
(Identified Cost $15,950)			14,242

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

LOAN AGREEMENTS—15.2%

Consumer Discretionary—3.0%
1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Horton’s) Term Loan B 4.500%, 12/10/21	$65	$65
Adria Group Holding B.V. 9.000%, 6/19/19	26	29
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	50	49
Dave & Buster’s, Inc. 4.250%, 7/25/20	41	40
Hoffmaster Group, Inc., First Lien 5.250%, 5/9/20	45	45
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.921%, 1/30/19	210	196
Indra Holdings Corp. First Lien 5.250%, 5/1/21	35	34
JC Penney Corp., Inc. 5.000%, 6/20/19	45	44
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	65	64
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B Euro 7.000%, 8/13/21	10	11
Mohegan Tribal Gaming Authority, Term Loan B 5.500%, 11/19/19	50	48
Nine West Holdings, Inc. 6.250%, 1/8/20	55	50
Red Lobster Management LLC, First Lien 6.250%, 7/28/21	75	74

	PAR VALUE	VALUE

Consumer Discretionary—continued
Scientific Games International, Inc. Term Loan B-2 6.000%, 10/1/21	$45	$44
Spencer Gifts LLC (Spirit Halloween Superstores LLC) 5.500%, 7/16/21	60	60
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	80	74
Tribune Publishing Co. 5.750%, 8/4/21	104	102
Tyrol Acquisition 2 SAS 0.000%, 1/29/16(10)	36	41
Visant Corp. (fka Jostens) 7.000%, 9/23/21	50	49
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.500%, 8/30/18	107	101

		1,220

Consumer Staples—1.3%
Albertson’s LLC, Term Loan B-4-1 4.500%, 8/25/21	110	110
New Albertson’s, Inc., Term Loan B 4.750%, 6/27/21	75	74
North Atlantic Trading Co., Inc. First Lien 7.750%, 1/13/20	293	287
Vogue International LLC Tranche B 5.250%, 2/14/20	50	50

		521

Energy—0.7%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	35	26
OSG Bulk Ships, Inc. 5.250%, 8/5/19	104	103
OSG International, Inc. (OIN Delaware LLC) 5.750%, 8/5/19	104	104
Preferred Proppants LLC 6.750%, 7/27/20	80	65

		298

	PAR VALUE	VALUE

Financials—1.2%
Omnitracs, LLC (Coronado Holdings, LLC) Second Lien 8.750%, 5/25/21	$442	$431
Sears Roebuck Acceptance Corp. (KMART Corp.) 5.500%, 6/30/18	50	49

		480

Health Care—1.4%
American Pacific Corp. 7.000%, 2/27/19	234	233
Curo Health Services Holdings, Inc., First Lien 5.750%, 6/8/20	75	75
Kindred Healthcare, Inc. 4.250%, 4/9/21	45	44
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	55	55
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	105	105
Surgery Center Holdings, Inc., First Lien 5.250%, 7/24/20	35	34
Surgery Center Holdings, Inc., Second Lien 8.500%, 7/23/21	30	29

		575

Industrials—0.5%
Aquilex LLC (Aquilex Intermediate Corp. Holdings LLC), Term Loan B 6.250%, 12/31/20	74	74
Koosharem, LLC 7.500%, 5/15/20	70	69
NN, Inc. 6.000%, 8/27/21	35	34
Photonis Technologies SAS, First Lien 8.500%, 9/18/19	35	34

		211

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

Information Technology—5.7%
BMC Software Finance, Inc. 5.000%, 9/10/20	$48	$47
Dell International LLC, Term Loan B 4.500%, 4/29/20	99	99
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), First Lien 6.000%, 11/4/20	878	854
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	55	54
Lanyon Solutions, Inc. (Lanyon, Inc.) Second Lien 9.500%, 11/15/21	440	426
TelX Group, Inc., (The), Second Lien 7.500%, 4/9/21	885	867

		2,347

Materials—0.5%
Albaugh, LLC 6.000%, 5/31/21	73	72
AZ Chem US Inc. First Lien 5.750%, 6/11/21	93	91
Styrolution U.S. Holdings LLC Term Loan B 6.500%, 11/7/19	50	49

		212

Utilities—0.9%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.) 4.250%, 6/19/16	100	100
Texas Competitive Electric Holdings Co., LLC (TXU)
4.661%, 4/25/15(6)	385	240
0.000%, 10/10/17(6)(10)	75	47

		387

TOTAL LOAN AGREEMENTS
(Identified Cost $6,546)		6,251

	PAR VALUE		VALUE

CONVERTIBLE BONDS—0.5%

Consumer Discretionary—0.1%
Liberty Interactive LLC 3.750%, 2/15/30	$81		$53

Energy—0.1%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	40		14

Financials—0.3%
Bank of New York Mellon Luxembourg SA/The 0.000%, 12/15/50	200	EUR	138

TOTAL CONVERTIBLE BONDS
(Identified Cost $262)			205

	SHARES

WARRANTS—0.0%

Financials—0.0%
Piraeus Bank SA(11)	51,299		6

TOTAL WARRANTS
(Identified Cost $47)			6

PREFERRED STOCK—0.8%

Financials—0.8%
Ally Financial, Inc. Series G 144A 7.000%(4)	200		200
Capital One Financial Corp. Series B 6.000%	1,791		45
JPMorgan Chase & Co. Series P 5.450%	1,634		40
Regions Financial Corp. Series A 6.375%	1,163		29

			314

Materials—0.0%
Vale SA 3.750%	3,200		20

TOTAL PREFERRED STOCK
(Identified Cost $342)			334

COMMON STOCKS—10.3%

Consumer Discretionary—1.2%
Cia Hering	1,900		13
Direcional Engenharia SA	7,500		18

	SHARES	VALUE

Consumer Discretionary—continued
Eutelsat Communications SA	2,829	$97
Grendene SA	5,500	29
MGM China Holdings Ltd.	13,600	33
NagaCorp., Ltd.	48,000	38
RTL Group SA	661	63
Sands China Ltd.	21,200	103
Tofas Turk Otomobil Fabrikasi AS	3,322	22
Wynn Macau Ltd.	30,400	84

		500

Consumer Staples—0.2%
Ambev SA	5,100	33
Natura Cosmeticos SA	3,400	40

		73

Energy—2.0%
China Shenhua Energy Co. Ltd.	13,500	37
ConocoPhillips	1,702	107
Eni SpA	3,070	52
Gaslog Ltd.	1,461	26
Gaztransport Et Technigaz SA	771	44
HollyFrontier Corp.	735	26
Kinder Morgan, Inc.	910	37
Phillips 66	182	13
Royal Dutch Shell PLC	2,476	75
SemGroup Corp. Class A	972	65
Targa Resources Corp.	642	56
Total SA	2,282	117
Tupras Turkiye Petrol Rafinerileri AS	1,037	23
Williams Cos, Inc. (The)	2,951	129

		807

Exchange Traded Funds—0.1%
iShares MSCI Mexico Capped ETF	990	56

Financials—2.8%
Agricultural Bank of China Ltd.	187,000	91
Alaris Royalty Corp.	1,573	41
Allianz SE	341	56
Alpha Bank AE(11)	47,450	17
Artisan Partners Asset Management, Inc. Class A	1,377	67
AXA SA	5,461	129
Banco do Brasil SA	7,800	60

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	SHARES	VALUE

Financials—continued
BOC Hong Kong Holdings, Ltd.	11,000	$39
Cembra Money Bank AG	840	51
China Construction Bank Corp.	95,000	76
Foxtons Group PLC	10,707	31
Industrial & Commercial Bank of China Ltd.	38,000	27
Mediolanum SpA	7,202	51
National Bank of Greece SA(11)	35,317	37
PacWest Bancorp	824	35
People’s United Financial, Inc.	2,534	36
Sampo, Class A	936	45
Sberbank of Russia ADR	2,504	10
St James’s Place PLC	6,131	79
Swedbank AB, Class A	3,712	90
UNIQA Insurance Group AG	4,443	38
United Bankshares, Inc.	1,557	53

		1,159

Health Care—0.1%
Teva Pharmaceutical Industries Ltd. ADR	959	55

Industrials—0.8%
bpost SA	2,332	61
Globaltrans Investment PLC GDR	3,468	16
Macquarie Infrastructure Co. LLC	1,224	88
Rexel SA	3,903	73
TAL International Group, Inc.	988	40
Transurban Group	6,855	49

		327

Information Technology—1.3%
Canon, Inc.	1,300	41
Cisco Systems, Inc.	7,102	187
Intel Corp.	1,406	47
Maxim Integrated Products, Inc.	2,513	83
Microsoft Corp.	770	31
Radiant Opto-Electronics Corp.	18,000	57

	SHARES	VALUE

Information Technology—continued
Siliconware Precision Industries Co. ADR	10,392	$89

		535

Materials—0.4%
Dynasty Ceramic PCL	182,000	33
International Paper Co.	1,232	65
Koppers Holdings, Inc.	619	11
Tronox Ltd.	2,706	57

		166

Telecommunication Services—0.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	45,741	73
CenturyLink, Inc.	1,624	61
MegaFon OAO GDR	1,250	17
Mobile Telesystems OJSC ADR	5,031	40
Vodacom Group Ltd.	6,434	74
Vodafone Group PLC	27,215	96

		361

Utilities—0.5%
DUET Group	24,480	48
Infinis Energy PLC	21,576	63
Pattern Energy Group, Inc.	2,754	80

		191

TOTAL COMMON STOCKS
(Identified Cost $4,776)		4,230

MASTER LIMITED PARTNERSHIPS—10.4%

Chemicals-Specialty—0.1%
Westlake Chemical Partners LP	2,054	52

Energy—0.1%
Tallgrass Energy Partners LP	321	16
VTTI Energy Partners LP	1,132	26

		42

Gas-Distribution—0.1%
AmeriGas Partners LP	523	27

Gas-Transportation—0.0%
PBF Logistics LP	792	18

Oil Components-Exploration and Production—0.4%
Antero Midstream Partners LP(11)	2,102	49

	SHARES	VALUE

Oil Components-Exploration and Production— continued
Summit Midstream Partners LP	2,716	$103

		152

Oil-Field Services—0.5%
CrossAmerica Partners LP(12)	2,237	86
Exterran Partners LP	3,680	84
Rice Midstream Partners LP(11)	3,382	47

		217

Pipelines—9.1%
Access Midstream Partners LP(11)	2,188	113
Boardwalk Pipeline Partners LP	1,611	24
Buckeye Partners LP	3,294	240
Cone Midstream Partners LP(11)	513	11
DCP Midstream Partners LP	37	1
Dominion Midstream Partners LP(11)	740	26
Energy Transfer Equity LP	6,826	406
Energy Transfer Partners LP	7,030	432
Enterprise Products Partners LP(12)	21,081	726
EQT Midstream Partners LP	962	82
Magellan Midstream Partners LP(12)	3,795	294
MarkWest Energy Partners LP	2,139	126
MPLX LP	1,906	152
NuStar Energy LP	1,063	65
ONEOK Partners LP	154	6
Plains All American Pipeline LP	6,170	306
Plains GP Holdings LP Class A	5,399	141
QEP Midstream Partners LP	3,412	53
Regency Energy Partners LP	101	2
Rose Rock Midstream LP	1,409	60
Shell Midstream Partners LP	5,872	235
Spectra Energy Partners LP	23	1
Sunoco Logistics Partners LP	1,046	44

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	SHARES	VALUE

Pipelines—continued
Tesoro Logistics LP	1,807	$99
Williams Partners LP	1,995	85

		3,730

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	1,473	55

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $4,218)		4,293

REAL ESTATE INVESTMENT TRUSTS—14.6%

Apartments—2.6%
Associated Estates Realty Corp.	576	14
AvalonBay Communities, Inc.	2,148	372
Camden Property Trust	3,270	252
Equity Residential	5,814	451

		1,089

Diversified—0.8%
Fibra Uno Administracion SA de CV	10,600	32
Lexington Realty Trust	2,155	24
STORE Capital Corp.	76	2
Vornado Realty Trust	2,405	266

		324

Health Care—1.3%
HCP, Inc.	683	32
Healthcare Realty Trust, Inc.	2,129	64
Healthcare Trust of America, Inc. Class A	1,856	55
Medical Properties Trust, Inc.	2,299	35
Senior Housing Properties Trust	1,408	33
Ventas, Inc.	3,783	302

		521

Industrial—0.4%
Prologis, Inc.	2,954	133
Terreno Realty Corp.	1,230	28

		161

Infrastructure—1.2%
American Tower Corp.	4,866	472

Lodging/Resort—0.9%
LaSalle Hotel Properties	4,018	163
RLJ Lodging Trust	3,800	129

	SHARES	VALUE

Lodging/Resort—continued
Sunstone Hotel Investors, Inc.	4,753	$81

		373

Mixed—0.3%
Duke Realty Corp.	4,686	102

Mortgage—0.3%
Blackstone Mortgage Trust, Inc. Class A	4,346	127

Office—1.1%
Alexandria Real Estate Equities, Inc.	717	70
BioMed Realty Trust, Inc.	3,754	92
Boston Properties, Inc.	2,185	303

		465

Office Property—0.6%
Hudson Pacific Properties, Inc.	1,441	47
New York REIT, Inc.	3,879	41
Paramount Group, Inc.(11)	3,425	66
SL Green Realty Corp.	724	91

		245

Regional Malls—2.7%
CBL & Associates Properties, Inc.	6,462	133
General Growth Properties, Inc.	3,480	105
Simon Property Group, Inc.	3,698	735
Taubman Centers, Inc.	1,767	145

		1,118

Self Storage—0.8%
CubeSmart	2,893	71
Public Storage	1,330	267

		338

Shopping Centers—1.1%
Acadia Realty Trust	1,270	46
Brixmor Property Group, Inc.	2,704	73
Federal Realty Investment Trust	1,577	227
Ramco-Gershenson Properties Trust	2,017	39
Retail Properties of America, Inc. Class A	3,706	66

		451

	SHARES	VALUE

Timber—0.5%
Weyerhaeuser Co.	6,094	$219

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,208)		6,005

	CONTRACTS

PURCHASED OPTIONS—0.0%

Put Options—0.0%
Markit CDX North America High Yield Index Expiring 03/18/15 Strike price $102	50	2
Markit CDX North America High Yield Index Expiring 03/18/15 Strike price $104	150	11

		13

TOTAL PURCHASED OPTIONS
(Identified Cost $21)		13

TOTAL LONG TERM INVESTMENTS — 91.2%
(Identified Cost $39,578)		37,609

	SHARES

SHORT-TERM INVESTMENTS—7.2%

Money Market Mutual Funds—7.2%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	2,995,290	2,995

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,995)		2,995

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 98.4%
(Identified Cost $42,573)		40,604 (1)

SECURITIES SOLD SHORT—(2.3)%

Exchange Traded Funds—(2.3)%
Energy Select Sector SPDR Fund	(712)	(54)
JPMorgan Alerian MLP Index ETN	(17,573)	(776)
SPDR S&P 500 ETF Trust	(440)	(88)

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

SHARES		VALUE

Exchange Traded Funds—continued
SPDR S&P Oil & Gas Exploration & Production ETF	(978)	$(45)

		(963)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,042)		(963	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 96.1%
(Identified Cost $41,531)		39,641
Other assets and liabilities, net — 3.9%		1,600

NET ASSETS — 100.0%		$41,241

Footnote Legend:

(1)      Federal Income Tax Information: For tax information at January 31, 2015, see Note 5 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)      Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2015.

(3)      Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(4)      Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to a value of $7,927 or 19.2% of net assets.

(5)      Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments and Securities Sold Short.

(6)      Security in default.

(7)      99% of the income received was in cash and 1% in PIK.

(8)      Illiquid security.

(9)      This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)     This loan will settle after January 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(11)     Non-income producing.

(12)     All or a portion segregated as collateral for securities sold short.

Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PCL	Public Company Limited
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EUR	European Currency Unit
INR	Indian Rupee
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

Country Weightings (Unaudited)†
United States	71%
United Kingdom	4
Canada	3
Luxembourg	3
Marshall Islands	3
Other	16
Total	100%
† % of total investments, net of securities sold short, as of January 31, 2015

Futures contracts as of January 31, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Note	March 2015	(1)	$ (131)	$ (5)
U.S. 5-Year Treasury Note (CBT)	March 2015	(14)	(1,699)	(36)

Total				$ (41)

Forward foreign currency exchange contracts as of January 31, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	16,342	USD	250	JPMorgan Chase Bank N.A.	12/11/15	$ (1)
USD	231	EUR	186	JPMorgan Chase Bank N.A.	2/27/15	21
USD	48	EUR	39	JPMorgan Chase Bank N.A.	2/27/15	4
USD	22	EUR	19	JPMorgan Chase Bank N.A.	2/27/15	1
USD	14	EUR	11	JPMorgan Chase Bank N.A.	2/27/15	1
USD	169	EUR	136	JPMorgan Chase Bank N.A.	3/16/15	15
USD	65	EUR	53	The Bank of New York	3/16/15	5
USD	44	EUR	35	The Bank of New York	3/16/15	4
USD	6	EUR	5	The Bank of New York	3/16/15	1
USD	255	EUR	209	JPMorgan Chase Bank N.A.	4/02/15	18
USD	65	EUR	55	JPMorgan Chase Bank N.A.	4/02/15	3
USD	97	EUR	83	JPMorgan Chase Bank N.A.	7/23/15	2
USD	40	EUR	35	JPMorgan Chase Bank N.A.	7/23/15	1
USD	34	EUR	29	JPMorgan Chase Bank N.A.	7/23/15	1

Total						$ 76

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INCOME SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Concluded)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2015 (See Security Valuation Note 1B in the Notes to Schedules of Investments and Securities Sold Short):

	Total Value at January 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 1,173	$ —	$ 938	$235
Municipal Bonds	497	—	497	—
Mortgaged-Backed Securities	10	—	10	—
Asset-Backed Securities	350	—	350	—
Corporate Bonds	14,242	—	14,094	148 (a)
Loan Agreements	6,251	—	6,251	—
Convertible Bonds	205	—	205	—
Equity Securities:
Warrants	6	6	—	—
Preferred Stock	334	134	200	—
Common Stocks	4,230	3,474	756	—
Master Limited Partnerships	4,293	4,293	—	—
Real Estate Investment Trusts	6,005	6,005	—	—
Short-Term Investments	2,995	2,995	—	—
Purchased Options	13	—	13	—
Forward foreign Currency Exchange Contracts	77	—	77	—

Total Assets	40,681	16,907	23,391	383

Liabilities:
Securities Sold Short	(963)	(963)	—	—
Futures Contracts	(41)	(41)	—	—
Forward foreign Currency Exchange Contracts	(1)	—	(1)	—

Total Liabilities	$ (1,005)	$ (1,004)	$ (1)	$ —

Footnote Legend:

(a)	Includes internally fair valued securities currently priced at zero $0.

Securities held by the Fund with an end of period value of $684,219 were transfered from Level 1 into Level 2 based on our valuation procedures for non-US securities. (See Note 1B in the Notes to the Schedules of Investments and Securities Sold Short for more information).

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

	Total	Foreign Government Securities	Corporate Bonds
Investments in Securities

Balance as of October 31, 2014	$386	$237	$149
Accrued discount/(premium)	— (a)	— (a)	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(b)	(3)	(2)	(1)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3(c)	—	—	—
Transfers from Level 3(c)	—	—	—
Paydowns	— (a)	—	— (a)

Balance as of January 31, 2015	$383	$235 (d)	$148 (d)(e)

Footnote Legend:

(a)	Amount is less than $500.
(b)	The change in unrealized appreciation (depreciation) on investments still held as of January 31, 2015 was $(3).
(c)	“Transfers into and/or from” represent the ending value as of January 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.
(e)	Includes internally fair valued securities currently priced at zero $0.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—21.6%

Agency—4.6%
FFCB 0.300%, 11/7/16(2)	$600	$601
FHLB 0.310%, 11/7/16(2)	600	601
FHLMC 0.270%, 12/9/15	200	200
0.580%, 8/26/16	100	100

		1,502

Non-Agency—17.0%
United States Treasury Inflation Indexed Bonds 0.625%, 1/15/24	4,048	4,271
1.375%, 2/15/44	1,013	1,251

		5,522

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $6,671)		7,024

MUNICIPAL BONDS—1.1%

New Jersey—0.2%
Tobacco Settlement Financing Corp. Series 1-A 4.750%, 6/1/34	70	55
5.000%, 6/1/41	10	8

		63

Puerto Rico—0.6%
Commonwealth of Puerto Rico, Series A 8.000%, 7/1/35	210	176
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	210	17

		196

Texas—0.3%
Texas Public Finance Authority 8.250%, 7/1/24	100	100

TOTAL MUNICIPAL BONDS
(Identified Cost $369)		359

ASSET-BACKED SECURITIES—1.0%
Cutwater Ltd. CLO 14-1A, C 144A 3.953%, 7/15/26(2)(3)	100	92

	PAR VALUE	VALUE
Gallatin CLO VII Ltd. 14-1A, D 144A 4.013%, 7/15/23(2)(3)	$25	$23
Gallatin CLO VII Ltd. 14-1A, E 144A 5.923%, 7/15/23(2)(3)	25	23
Madison Park Funding XIV Ltd. CLO 14-14A, D, 144A 3.857%, 7/20/26(2)(3)	200	188

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $334)		326

CORPORATE BONDS—10.9%

Consumer Discretionary—2.8%
American Achievement Corp. 144A 10.875%, 4/15/16(3)	35	33
APX Group, Inc. 6.375%, 12/1/19	15	14
8.750%, 12/1/20	100	82
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	35	29
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	140	105
9.000%, 2/15/20(4)	70	53
Clear Channel Communications, Inc. PIK Interest Capitalization 14.000%, 2/1/21(5)	20	17
Guitar Center, Inc. 144A 9.625%, 4/15/20(3)	95	61
JC Penney Corp., Inc. 5.650%, 6/1/20	115	95
Liberty Interactive LLC 8.250%, 2/1/30	55	60
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	65	66
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(3)	45	38
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(3)	15	15
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	25	25
10.000%, 12/1/22(3)	20	19

	PAR VALUE	VALUE

Consumer Discretionary—continued
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	$60	$67
Toys R Us, Inc. 10.375%, 8/15/17	100	83
7.375%, 10/15/18	60	41
William Lyon Homes, Inc. 7.000%, 8/15/22	20	20

		923

Consumer Staples—0.7%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 144A 7.750%, 10/15/22(3)	45	47
New Albertson’s, Inc.
7.750%, 6/15/26	100	93
7.450%, 8/1/29	5	5
8.700%, 5/1/30	5	5
Rite Aid Corp. 144A 6.875%, 12/15/28(3)	15	16
SUPERVALU, Inc. 6.750%, 6/1/21	30	30
7.750%, 11/15/22	20	21

		217

Energy—1.7%
Alpha Natural Resources, Inc. 6.000%, 6/1/19	15	4
6.250%, 6/1/21	15	4
American Energy - Woodford LLC/AEW Finance Corp. 144A 9.000%, 9/15/22(3)	20	12
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A 7.125%, 11/1/20(3)	35	26
7.375%, 11/1/21(3)	5	4
Energy Transfer Equity LP 5.875%, 1/15/24	60	62
EXCO Resources, Inc. 8.500%, 4/15/22	30	19
Linn Energy LLC / Linn Energy Finance Corp. 6.500%, 5/15/19	10	8
6.500%, 9/15/21	15	11

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—continued
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	$5	$4
Memorial Production Partners LP / Memorial Production Finance Corp. 7.625%, 5/1/21	20	18
Memorial Production Partners LP / Memorial Production Finance Corp. 144A 6.875%, 8/1/22(3)	20	17
Pacific Drilling SA 144A 5.375%, 6/1/20(3)	50	38
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(3)	60	60
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	190	191
SandRidge Energy, Inc. 7.500%, 2/15/23	120	82

		560

Financials—2.2%
Armor Re Ltd. 144A 4.005%, 12/15/16(2)(3)	200	201
Earls Thirteen Ltd. 144A 0.000%, 4/28/18(3)(6)(7)	149	148
Genworth Holdings, Inc. 7.200%, 2/15/21	5	5
7.625%, 9/24/21	25	24
6.500%, 6/15/34	15	13
Golden State RE II, Ltd. 144A 2.220%, 7/8/19(2)(3)	250	251
Kennedy-Wilson, Inc. 5.875%, 4/1/24	35	35
OneMain Financial Holdings, Inc. 144A 7.250%, 12/15/21(3)	20	21

		698

Health Care—0.7%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	45	40

	PAR VALUE	VALUE

Health Care—continued
Immucor, Inc. 11.125%, 8/15/19	$25	$27
Kindred Healthcare, Inc. 6.375%, 4/15/22	65	63
Kindred Healthcare, Inc. 144A 8.000%, 1/15/20(3)	35	37
8.750%, 1/15/23(3)	10	11
Lantheus Medical Imaging, Inc. 9.750%, 5/15/17	35	33
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(3)	25	26

		237

Industrials—0.8%
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(3)	70	67
Monitronics International, Inc. 9.125%, 4/1/20	60	56
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50	49
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(3)	70	67
TransDigm, Inc. 6.500%, 7/15/24	20	20

		259

Information Technology—0.5%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	65	57
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(3)	90	79
Zebra Technologies Corp. 144A 7.250%, 10/15/22(3)	15	16

		152

Materials—0.7%
AK Steel Corp. 7.625%, 10/1/21	25	21

	PAR VALUE	VALUE

Materials—continued
Aruba Investments, Inc. 144A 8.750%, 2/15/23(3)	$20	$21
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(3)	35	36
IAMGOLD Corp. 144A 6.750%, 10/1/20(3)	65	52
Momentive Performance Materials Escrow 0.000%, 10/15/20(7)	50	—
Momentive Performance Materials, Inc. 3.880%, 10/24/21	50	43
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(3)	65	65

		238

Telecommunication Services—0.3%
Sprint Capital Corp. 8.750%, 3/15/32	40	41
Sprint Corp. 7.125%, 6/15/24	45	44

		85

Utilities—0.5%
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. 144A 7.375%, 11/1/22(3)	25	26
7.625%, 11/1/24(3)	25	26
GenOn Americas Generation LLC 9.125%, 5/1/31	100	87
Illinois Power Generating Co. 6.300%, 4/1/20	35	29

		168

TOTAL CORPORATE BONDS
(Identified Cost $3,741)		3,537

COMMODITY LINKED NOTES—2.1%

Financials—2.1%
Canadian Imperial Bank of Commerce 0.078%, 2/8/16(2)	440	292

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—continued
Royal Bank of Canada 144A 0.020%, 3/8/16(2)(3)	$380	$380

		672

TOTAL COMMODITY LINKED NOTES
(Identified Cost $820)		672

CONVERTIBLE BONDS—0.1%

Consumer Discretionary—0.1%
Liberty Interactive LLC 3.750%, 2/15/30	57	37

Energy—0.0%
Alpha Natural Resources, Inc. 3.750%, 12/15/17	25	9

TOTAL CONVERTIBLE BONDS
(Identified Cost $59)		46

LOAN AGREEMENTS—6.1%

Consumer Discretionary—2.3%
Adria Group Holding B.V. 9.000%, 6/19/19	21	23
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	30	29
Dave & Buster’s, Inc. 4.250%, 7/25/20	28	28
Hoffmaster Group, Inc., First Lien 5.250%, 5/9/20	30	30
iHeartCommuni- cations, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.921%, 1/30/19	140	131
Indra Holdings Corp. First Lien 5.250%, 5/1/21	20	20
JC Penney Corp., Inc. 5.000%, 6/20/19	25	24
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	40	40

	PAR VALUE	VALUE

Consumer Discretionary—continued
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B Euro 7.000%, 8/13/21	$10	$11
Mohegan Tribal Gaming Authority, Term Loan B 5.500%, 11/19/19	30	29
Nine West Holdings, Inc. 6.250%, 1/8/20	35	31
Red Lobster Management LLC, First Lien 6.250%, 7/28/21	50	50
Scientific Games International, Inc. Term Loan B-2 6.000%, 10/1/21	35	35
Spencer Gifts LLC (Spirit Halloween Superstores LLC) 5.500%, 7/16/21	40	40
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	50	46
Tribune Publishing Co. 5.750%, 8/4/21	69	68
Tyrol Acquisition 2 SAS 2.334%, 1/29/16	20	22
Visant Corp. (fka Jostens) 7.000%, 9/23/21	35	34
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.500%, 8/30/18	68	64

		755

Consumer Staples—0.5%
Albertson’s LLC, Term Loan B-4-1 4.500%, 8/25/21	70	70
New Albertson’s, Inc., Term Loan B 4.750%, 6/27/21	50	49
Vogue International LLC Tranche B 5.250%, 2/14/20	35	35

		154

	PAR VALUE	VALUE

Energy—0.6%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	$20	$15
OSG Bulk Ships, Inc. 5.250%, 8/5/19	65	64
OSG International, Inc. (OIN Delaware LLC) 5.750%, 8/5/19	65	64
Preferred Proppants LLC 6.750%, 7/27/20	55	45

		188

Financials—0.1%
Sears Roebuck Acceptance Corp. (KMART Corp.) 5.500%, 6/30/18	35	34

Health Care—0.8%
CCS Intermediate Holdings LLC, First Lien 5.000%, 7/23/21	65	63
Curo Health Services Holdings, Inc., First Lien 5.750%, 6/8/20	50	50
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	35	35
Onex Carestream Finance LP, Second Lien 9.500%, 12/7/19	70	70
Surgery Center Holdings, Inc. First Lien 5.250%, 11/3/20	25	24
Surgery Center Holdings, Inc., Second Lien 8.500%, 11/3/21	15	15

		257

Industrials—0.4%
Aquilex LLC (Aquilex Intermediate Corp. Holdings LLC), Term Loan B 5.625%, 12/31/20	50	49

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—continued
Koosharem, LLC 7.500%, 5/15/20	$50	$49
NN, Inc. 6.000%, 8/27/21	25	25
Photonis Technologies SAS, First Lien 8.500%, 9/18/19	25	24

		147

Information Technology—0.2%
BMC Software Finance, Inc. 5.000%, 9/10/20	29	28
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	30	29

		57

Materials—0.4%
Albaugh, LLC 6.000%, 5/31/21	49	48
AZ Chem US Inc. First Lien 5.125%, 6/11/21	61	60
Styrolution U.S. Holdings LLC Term Loan B 6.500%, 11/7/19	35	34

		142

Utilities—0.8%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.) 4.250%, 6/19/16	65	65
Texas Competitive Electric Holdings Co., LLC (TXU) 4.661%, 4/25/15(4)	250	156
4.661%, 10/10/17(4)	45	28

		249
TOTAL LOAN AGREEMENTS
(Identified Cost $2,120)		1,983

	SHARES

PREFERRED STOCK—0.3%

Financials — 0.3%
Ally Financial, Inc. Series G144A 7.000%(3)	110	110

	SHARES	VALUE
TOTAL PREFERRED STOCK
(Identified Cost $110)		110

COMMON STOCKS—16.5%

Consumer Discretionary—1.5%
Eutelsat Communications SA	7,101	244
SES SA	6,402	234

		478

Energy—1.0%
Gaslog Ltd.	1,830	32
Phillips 66	222	16
SemGroup Corp. Class A	1,148	77
Targa Resources Corp.	744	64
Williams Cos, Inc. (The)	3,421	150

		339

Industrials—7.4%
Abertis
Infraestructuras SA	7,000	137
Aeroports de Paris	966	116
ASTM SpA	3,700	47
Atlantia SpA	17,100	441
CSX Corp.	6,481	216
Flughafen Wien AG	300	26
Flughafen Zuerich AG	165	113
Fraport AG Frankfurt Airport Services Worldwide	2,031	124
Macquarie Atlas Roads Group	22,300	51
Macquarie Infrastructure Co. LLC	1,468	105
Macquarie Korea Infrastructure Fund	4,500	30
Norfolk Southern Corp.	2,305	235
Societa Iniziative Autostradali e Servizi SpA	6,700	67
Transurban Group	41,401	296
Vinci SA	7,400	392

		2,396

Utilities—6.6%
AusNet Services	103,800	113
California Water Service Group	1,600	39
DUET Group	104,737	204
Great Plains Energy, Inc.	4,500	133
Hera SpA	48,700	$119
Pennon Group PLC	13,853	185
PG&E Corp.	2,700	159

	SHARES	VALUE
Utilities—continued
SJW Corp.	500	17
Snam SpA	64,335	315
Spark Infrastructure Group	73,081	121
Terna Rete Elettrica Nazionale SpA	70,174	308
Toho Gas Co. Ltd.	20,000	109
Tokyo Gas Co. Ltd.	55,000	328

		2,150
TOTAL COMMON STOCKS
(Identified Cost $5,568)		5,363

MASTER LIMITED PARTNERSHIPS—15.8%

Chemicals-Specialty—0.2%
Westlake Chemical Partners LP	2,486	63

Energy—0.1%
Tallgrass Energy Partners LP	403	20
VTTI Energy Partners LP	1,333	30

		50

Gas-Distribution—0.1%
AmeriGas Partners LP	616	32

Gas-Transportation—0.1%
PBF Logistics LP	963	22

Oil Components-Exploration and Production—0.6%
Antero Midstream Partners LP(8)	2,499	59
Summit Midstream Partners LP	3,426	130

		189

Oil-Field Services—0.8%
CrossAmerica Partners LP(9)	2,662	102
Exterran Partners LP	4,374	99
Rice Midstream Partners LP	4,062	57

		258

Pipelines—13.7%
Access Midstream Partners LP(8)	2,670	138
Boardwalk Pipeline Partners LP	1,920	29
Buckeye Partners LP	3,936	286

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Pipelines—continued
Cone Midstream Partners LP(8)	666	$14
DCP Midstream Partners LP	45	2
Dominion Midstream Partners LP(8)	863	30
Energy Transfer Equity LP	8,666	515
Energy Transfer Partners LP	8,315	511
Enterprise Products Partners LP(9)	25,140	866
EQT Midstream Partners LP	1,150	98
Magellan Midstream Partners LP	4,451	345
MarkWest Energy Partners LP	2,519	148
MPLX LP	2,309	184
NuStar Energy LP	1,249	76
ONEOK Partners LP	177	7
Plains All American Pipeline LP	7,359	365
Plains GP Holdings LP Class A	6,558	171
QEP Midstream Partners LP	3,856	60
Regency Energy Partners LP	121	3
Rose Rock Midstream LP	1,633	70
Shell Midstream Partners LP	6,828	273
Spectra Energy Partners LP	29	2
Sunoco Logistics Partners LP	1,229	51
Tesoro Logistics LP	2,161	119
Williams Partners LP	2,429	103

		4,466

Transportation-Marine—0.2%
Teekay LNG Partners Ltd.	1,774	66
TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $5,049)		5,146

REAL ESTATE INVESTMENT TRUSTS—19.4%

Apartments—3.7%
Associated Estates Realty Corp.	629	16
AvalonBay Communities, Inc.	2,346	406
Camden Property Trust	3,572	275

	SHARES	VALUE

Apartments—continued
Equity Residential	6,352	$493

		1,190

Diversified—0.9%
STORE Capital Corp.	91	2
Vornado Realty Trust	2,628	290

		292

Health Care—1.6%
HCP, Inc.	746	35
Healthcare Realty Trust, Inc.	2,325	70
Healthcare Trust of America, Inc. Class A	2,028	60
Senior Housing Properties Trust	1,538	36
Ventas, Inc.	4,132	330

		531

Industrial—0.5%
Prologis, Inc.	3,227	146
Terreno Realty Corp.	1,343	30

		176

Infrastructure—1.6%
American Tower Corp.	5,315	515

Lodging/Resort—1.3%
LaSalle Hotel Properties	4,389	178
RLJ Lodging Trust	4,151	141
Sunstone Hotel Investors, Inc.	5,194	88

		407

Mixed—0.4%
Duke Realty Corp.	5,119	112

Office—1.6%
Alexandria Real Estate Equities, Inc.	783	77
BioMed Realty Trust, Inc.	4,101	100
Boston Properties, Inc.	2,387	331

		508

Office Property—0.8%
Hudson Pacific Properties, Inc.	1,574	51
New York REIT, Inc.	4,237	44
Paramount Group, Inc.(8)	3,741	72
SL Green Realty Corp.	791	100

		267

	SHARES	VALUE

Regional Malls—3.7%
CBL & Associates Properties, Inc.	5,931	$122
General Growth Properties, Inc.	3,801	115
Simon Property Group, Inc.	4,040	803
Taubman Centers, Inc.	1,931	158

		1,198

Self Storage—1.1%
CubeSmart	3,161	78
Public Storage	1,453	292

		370

Shopping Centers—1.5%
Acadia Realty Trust	1,387	50
Brixmor Property Group, Inc.	2,954	80
Federal Realty Investment Trust	1,723	248
Ramco-Gershenson Properties Trust	2,203	43
Retail Properties of America, Inc. Class A	4,048	72

		493

Timber—0.7%
Weyerhaeuser Co.	6,658	239
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,328)		6,298

	CONTRACTS

PURCHASED OPTIONS—0.0%

Put Options—0.0%
Markit CDX North America High Yield Index Expiring 03/18/15 Strike price $104	100	$8
TOTAL PURCHASED OPTIONS
(Identified Cost $10)		8
TOTAL LONG TERM INVESTMENTS — 94.9%
(Identified Cost $30,179)		30,872

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—4.4%

Money Market Mutual Funds—4.4%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	1,430,346	$1,430

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,430)		1,430

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 99.3%
(Identified Cost $31,609)		$32,302	(1)

SECURITIES SOLD SHORT—(3.5)%

Exchange Traded Funds—(3.5)%
Energy Select Sector SPDR Fund	(857)	(65)
JPMorgan Alerian MLP Index ETN	(21,038)	(930)
SPDR S&P 500 ETF Trust	(523)	(104)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,200)	(55)

		(1,154)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,249)		(1,154	)(1)

VALUE

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 95.8%
(Identified Cost $30,360)	$31,148
Other assets and liabilities, net — 4.2%	1,373

NET ASSETS — 100.0%	$32,521

Footnote Legend:

(1)    Federal Income Tax Information: For tax information at January 31, 2015, see Note 5 Federal Income Tax Information in the Notes to Schedules of Investments and Securities Sold Short.

(2)    Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2015.

(3)    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to a value of $2,448 or 7.5% of net assets.

(4)    Security in default.

(5)    99% of the income received was in cash and 1% in PIK.

(6)    Illiquid security.

(7)    Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments and Securities Sold Short.

(8)    Non-income producing.

(9)    All or a portion segregated as collateral for securities sold short.

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Foreign Currencies:
EUR	European Currency Unit
USD	United States Dollar

Country Weightings (Unaudited)†
United States	81%
Italy	4
France	3
Australia	2
Canada	2
Bermuda	2
Other	6
Total	100%
† % of total investments, net of securities sold short, as of January 31, 2015

Futures contracts as of January 31, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)

Euro FX Currency Future	March 2015	(2)	$(282)	$ 27
U.S. 10-Year Treasury Note	March 2015	(17)	(2,225)	(79)
U.S. 5-Year Treasury Note (CBT)	March 2015	(2)	(243)	(4)
U.S. Ultra Bond	March 2015	(20)	(3,579)	(414)

Total				$(470)

Forward foreign currency exchange contracts as of January 31, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	42	EUR	34	The Bank of New York	3/16/15	$3
USD	31	EUR	25	The Bank of New York	3/16/15	3
USD	6	EUR	5	The Bank of New York	3/16/15	1

Total						$7

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE INFLATION SOLUTION FUND

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2015 (See Security Valuation Note 1B in the Notes to Schedules of Investments and Securities Sold Short):

	Total Value at January 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$ 7,024	$ —	$ 7,024	$ —
Municipal Bonds	359	—	359	—
Asset-Backed Securities	326	—	326	—
Corporate Bonds	3,537	—	3,389	148(a)
Commodity Linked Notes	672	—	672	—
Convertible Bonds	46	—	46	—
Loan Agreements	1,983	—	1,983	—
Equity Securities:
Preferred Stock	110	—	110	—
Common Stocks	5,363	4,142	1,221	—
Master Limited Partnerships	5,146	5,146	—	—
Real Estate Investment Trusts	6,298	6,298	—	—
Short-Term Investments	1,430	1,430	—	—
Purchased Options	8	—	8	—
Futures Contracts	27	27	—	—
Forward Foreign Currency Exchange Contracts	7	—	7	—

Total Assets	32,336	17,043	15,145	148

Liabilities:
Securities Sold Short	(1,154)	(1,154)	—	—
Futures Contracts	(497)	(497)	—	—

Total Liabilities	$ (1,651)	$ (1,651)	$ —	$ —

Footnote Legend:

(a)	Includes internally fair valued securities currently priced at zero $0.

Securities held by the Fund with an end of period value of $1,221,178 were transfered from Level 1 into Level 2 based on our valuation procedures for non-US securities. (See Note 1B in the Notes to the Schedules of Investments and Securities Sold Short for more information).

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

Corporate Bonds
Investments in Securities

Balance as of October 31, 2014	$149
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(1)
Purchases	—
Sales	—
Transfers into Level 3(b)	—
Transfers from Level 3(b)	—
Paydowns	—(c)

Balance as of January 31, 2015	$148(d)(e)

Footnote Legend:

(a)	The change in unrealized appreciation (depreciation) on investments still held as of January 31, 2015 was $(1).
(b)	“Transfers into and/or from” represent the ending value as of January 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(c)	Amount is less than $500.
(d)	Includes internally fair valued securities currently priced at zero $0.
(e)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—1.7%
Argentine Republic Government International Bond 0.000%, 12/15/35	3,980	EUR	$319
Brazil Notas do Tesouro Nacional Serie F 0.000%, 1/1/17	320	BRL	115
Hellenic Republic Government Bond
2.000%, 2/24/23(2)	25	EUR	16
2.000%, 2/24/24(2)	25	EUR	16
2.000%, 2/24/25(2)	25	EUR	16
2.000%, 2/24/26(2)	25	EUR	14
2.000%, 2/24/27(2)	25	EUR	14
2.000%, 2/24/28(2)	25	EUR	14
2.000%, 2/24/29(2)	25	EUR	14
2.000%, 2/24/30(2)	25	EUR	14
2.000%, 2/24/31(2)	25	EUR	13
2.000%, 2/24/32(2)	25	EUR	14
2.000%, 2/24/33(2)	25	EUR	14
2.000%, 2/24/34(2)	25	EUR	14
2.000%, 2/24/35(2)	25	EUR	13
2.000%, 2/24/36(2)	25	EUR	14
2.000%, 2/24/37(2)	25	EUR	14
2.000%, 2/24/38(2)	25	EUR	14
2.000%, 2/24/39(2)	25	EUR	14
2.000%, 2/24/40(2)	25	EUR	14
2.000%, 2/24/41(2)	25	EUR	13
2.000%, 2/24/42(2)	25	EUR	14
Indonesia Treasury Bond 7.875%, 4/15/19	1,400,000	IDR	115
Instituto Costarricense de Electricidad RegS 6.375%, 5/15/43(3)	$200		168
Kenya Treasury Bonds 144A 0.000%, 4/23/18(2)(4)(5)	250		234

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,399)			1,234

MUNICIPAL BONDS—0.5%

New Jersey—0.1%
Tobacco Settlement Financing Corp. Series 1-A
4.750%, 6/1/34	80		63
5.000%, 6/1/41	25		20

	PAR VALUE	VALUE

Puerto Rico—0.3%
Commonwealth of Puerto Rico, Series A
8.000%, 7/1/35	$220	$184
5.000%, 7/1/41	5	3
Puerto Rico Sales Tax Financing Corp. Series A 0.000%, 8/1/54	230	19

Texas—0.1%
Texas Public Finance Authority 8.250%, 7/1/24	100	100

TOTAL MUNICIPAL BONDS
(Identified Cost $398)		389

ASSET-BACKED SECURITIES—0.5%
Cutwater Ltd. CLO 14-1A, C 144A 3.953%, 7/15/26(2)(4)	100	92
Gallatin CLO VII Ltd. 14-1A, D 144A 4.013%, 7/15/23(2)(4)	30	28
Gallatin CLO VII Ltd. 14-1A, E 144A 5.923%, 7/15/23(2)(4)	25	23
Madison Park Funding XIV Ltd. CLO 14-14A, D, 144A 3.857%, 7/20/26(2)(4)	200	188

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $339)		331

CORPORATE BONDS—16.4%

Consumer Discretionary—1.8%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	40	38
APX Group, Inc.
6.375%, 12/1/19	15	14
8.750%, 12/1/20	115	94
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21	40	33
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17(6)	10	8
9.000%, 2/15/20(6)	160	120
9.000%, 2/15/20(6)	100	75

	PAR VALUE	VALUE

Consumer Discretionary—continued
Chester Downs & Marina LLC / Chester Downs Finance Corp. 144A 9.250%, 2/1/20(4)	$80	$58
Clear Channel Communications, Inc. PIK Interest Capitalization 14.000%, 2/1/21(7)	25	21
Edcon Pty Ltd. RegS 9.500%, 3/1/18(3)	150	119
Guitar Center, Inc. 144A 9.625%, 4/15/20(4)	135	86
JC Penney Corp., Inc. 5.650%, 6/1/20	125	104
Liberty Interactive LLC 8.250%, 2/1/30	60	65
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	75	77
Nine West Holdings, Inc. 144A 8.250%, 3/15/19(4)	55	46
PF Chang’s China Bistro, Inc. 144A 10.250%, 6/30/20(4)	15	15
Radio One, Inc. 144A 9.250%, 2/15/20(4)	20	19
Scientific Games International, Inc. 144A
7.000%, 1/1/22(4)	35	36
10.000%, 12/1/22(4)	20	18
Shingle Springs Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	65	73
Toys R Us, Inc.
10.375%, 8/15/17	110	91
7.375%, 10/15/18	65	44
William Lyon Homes, Inc. 7.000%, 8/15/22	20	20

		1,274

Consumer Staples—1.0%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 144A 7.750%, 10/15/22(4)	55	57
Kissner Milling Co., Ltd. 144A 7.250%, 6/1/19(4)	325	327

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—continued
MHP SA RegS 8.250%, 4/2/20(3)	$200	$125
New Albertson’s, Inc.
7.750%, 6/15/26	110	103
7.450%, 8/1/29	5	5
8.700%, 5/1/30	5	5
Rite Aid Corp. 144A 6.875%, 12/15/28(4)	40	42
SUPERVALU, Inc.
6.750%, 6/1/21	35	35
7.750%, 11/15/22	25	26

		725

Energy—5.0%
Alpha Natural Resources, Inc.
6.000%, 6/1/19	25	7
6.250%, 6/1/21	15	4
American Energy - Woodford LLC/AEW Finance Corp. 144A 9.000%, 9/15/22(4)	20	12
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A
7.125%, 11/1/20(4)	30	22
7.375%, 11/1/21(4)	15	11
Berau Capital Resources Pte, Ltd. RegS 12.500%, 7/8/15(3)	100	58
Berau Coal Energy Tbk PT RegS 7.250%, 3/13/17(3)	200	98
Bumi Capital Pte, Ltd. RegS 12.000%, 11/10/16(3)(6)	300	80
Bumi Investment Pte, Ltd. RegS 10.750%, 10/6/17(3)(6)	885	248
EDC Finance, Ltd. RegS 4.875%, 4/17/20(3)	200	161
Energy Transfer Equity LP 5.875%, 1/15/24	70	73
EXCO Resources, Inc. 8.500%, 4/15/22	35	22
Forbes Energy Services Ltd. 9.000%, 6/15/19	367	226
Gazprom OAO Via Gaz Capital SA RegS 3.850%, 2/6/20(3)	200	157

	PAR VALUE	VALUE

Energy—continued
Jupiter Resources, Inc. 144A 8.500%, 10/1/22(4)	$10	$8
Linn Energy LLC / Linn Energy Finance Corp.
6.500%, 5/15/19	10	8
6.500%, 9/15/21	15	11
Lukoil International Finance BV RegS 7.250%, 11/5/19(3)	100	93
MEG Energy Corp. 144A 7.000%, 3/31/24(4)	5	5
Memorial Production Partners LP / Memorial Production Finance Corp. 7.625%, 5/1/21	30	27
Memorial Production Partners LP / Memorial Production Finance Corp. 144A 6.875%, 8/1/22(4)	25	21
MIE Holdings Corp. 144A 7.500%, 4/25/19(4)	200	120
Offshore Drilling Holding SA RegS 8.625%, 9/20/20(3)	200	139
Pacific Drilling SA 144A 5.375%, 6/1/20(4)	50	38
Pacific Drilling V, Ltd. 144A 7.250%, 12/1/17(4)	322	266
Pacific Rubiales Energy Corp. 144A 5.625%, 1/19/25(4)	100	57
Pacific Rubiales Energy Corp. RegS 5.375%, 1/26/19(3)	100	66
Petroleos de Venezuela SA RegS
8.500%, 11/2/17(3)	124	71
9.000%, 11/17/21(3)	650	232
12.750%, 2/17/22(3)	180	76
Rockies Express Pipeline LLC 144A 6.000%, 1/15/19(4)	100	101
Sabine Pass Liquefaction LLC 5.625%, 4/15/23	205	206

	PAR VALUE	VALUE

Energy—continued
SandRidge Energy, Inc. 7.500%, 2/15/23	$130	$88
Sanjel Corp. 144A 7.500%, 6/19/19(4)	350	233
Seitel, Inc. 9.500%, 4/15/19	355	296
Venoco, Inc. 8.875%, 2/15/19	289	149
YPF SA RegS 8.750%, 4/4/24(3)	132	133

		3,623

Financials—1.2%
Banco do Brasil SA RegS 6.250%, 10/29/49(2)(3)	200	142
Earls Thirteen Ltd. 144A 0.000%, 4/28/18(4)(5)(8)	149	148
Genworth Holdings, Inc.
7.200%, 2/15/21	5	5
7.625%, 9/24/21	25	24
6.500%, 6/15/34	15	13
Greektown Holdings LLC/Greektown Mothership Corp. 144A 8.875%, 3/15/19(4)	344	348
Kennedy-Wilson, Inc. 5.875%, 4/1/24	35	35
OneMain Financial Holdings, Inc. 144A 7.250%, 12/15/21(4)	25	26
Ukreximbank Via Biz Finance PLC 8.750%, 1/22/18(9)	200	96

		837

Health Care—0.4%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.750%, 1/15/18	50	44
Immucor, Inc. 11.125%, 8/15/19	30	32
Kindred Healthcare, Inc. 6.375%, 4/15/22	70	68
Kindred Healthcare, Inc. 144A
8.000%, 1/15/20(4)	75	80
8.750%, 1/15/23(4)	10	11

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE		VALUE

Health Care—continued
Lantheus Medical Imaging, Inc. 9.750%, 5/15/17	$40		$38
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 144A 5.750%, 8/1/22(4)	30		31

			304

Industrials—2.8%
Cenveo Corp. 144A 8.500%, 9/15/22(4)	35		29
Harland Clarke Holdings Corp. 144A 9.250%, 3/1/21(4)	75		72
Lansing Trade Group LLC / Lansing Finance Co., Inc. 144A 9.250%, 2/15/19(4)	417		388
Michael Baker International LLC / CDL Acquisition Co., Inc. 144A 8.250%, 10/15/18(4)	223		218
Monitronics International, Inc. 9.125%, 4/1/20	65		61
Navigator Holdings Ltd. 144A 9.000%, 12/18/17(4)	328		342
OAS Finance, Ltd. RegS 8.000%, 7/2/21(3)(6)	400		52
Red de Carreteras de Occidente SAPIB de CV RegS 9.000%, 6/10/28(3)	2,000	MXN	131
Ridgebury Crude Tankers LLC 144A 7.625%, 3/20/17(4)	308		311
ServiceMaster Co., LLC (The) 7.450%, 8/15/27	50		49
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 144A 6.375%, 5/1/22(4)	80		76
Tervita Corp. 144A 8.000%, 11/15/18(4)	308		273
TransDigm, Inc.

	PAR VALUE	VALUE

Industrials—continued
6.000%, 7/15/22	$15	$15
6.500%, 7/15/24	20	20

		2,037

Information Technology—0.5%
Advanced Micro Devices, Inc. 7.000%, 7/1/24	85	75
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	120	105
Rolta Americas LLC RegS 8.875%, 7/24/19(3)	200	182
Zebra Technologies Corp. 144A 7.250%, 10/15/22(4)	20	21

		383

Materials—1.3%
AK Steel Corp. 7.625%, 10/1/21	30	25
Aruba Investments, Inc. 144A 8.750%, 2/15/23(4)	25	26
Cimento Tupi SA 144A 9.750%, 5/11/18(4)	60	40
Cornerstone Chemical Co. 144A 9.375%, 3/15/18(4)	40	41
Evraz, Inc. NA Canada 144A 7.500%, 11/15/19(4)	45	40
Ferrexpo Finance PLC RegS 7.875%, 4/7/16(3)	200	154
Gold Fields Orogen Holding BVI Ltd. RegS 4.875%, 10/7/20(3)	200	178
IAMGOLD Corp. 144A 6.750%, 10/1/20(4)	75	60
Momentive Performance Materials Escrow 0.000%, 10/15/20(5)	60	—
Momentive Performance Materials, Inc. 3.880%, 10/24/21	60	52
Rain CII Carbon LLC / CII Carbon Corp. 144A 8.250%, 1/15/21(4)	75	75
Vedanta Resources PLC RegS

	PAR VALUE		VALUE

Materials—continued
7.125%, 5/31/23(3)	$300		$255

			946

Telecommunication Services—2.2%
Avanti Communications Group PLC 144A 10.000%, 10/1/19(4)	608		562
Axtel SAB de CV 144A 8.000%, 1/31/20(2)(4)	15		14
Axtel SAB de CV RegS 9.000%, 1/31/20(2)(3)	90		87
Empresa de Telecomunicaciones de Bogota RegS 7.000%, 1/17/23(3)	20,000	COP	8
Sprint Capital Corp.
6.875%, 11/15/28	70		65
8.750%, 3/15/32	55		57
Sprint Corp. 7.125%, 6/15/24	50		49
Trilogy International Partners LLC / Trilogy International Finance, Inc. 144A 10.250%, 8/15/16(4)	620		622
Vimpel Communications Via VIP Finance Ireland Ltd., OJSC RegS 7.748%, 2/2/21(3)(9)	200		170

			1,634

Utilities—0.2%
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. 144A
7.375%, 11/1/22(4)	30		31
7.625%, 11/1/24(4)	25		26
GenOn Americas Generation LLC 9.125%, 5/1/31	100		87
Illinois Power Generating Co. 6.300%, 4/1/20	40		33

			177

TOTAL CORPORATE BONDS
(Identified Cost $13,378)			11,940

CONVERTIBLE BONDS—9.4%

Consumer Discretionary—0.9%
Ascent Capital Group, Inc. 4.000%, 7/15/20(10)	160		123

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Blucora, Inc. 4.250%, 4/1/19(10)	$125	$117
Carriage Services, Inc. 144A 2.750%, 3/15/21(4)(10)	90	101
Griffon Corp. 144A 4.000%, 1/15/17(4)(10)	100	117
JAKKS Pacific, Inc. 144A 4.875%, 6/1/20(4)(10)	60	49
LGI Homes, Inc. 144A 4.250%, 11/15/19(4)	20	18
Liberty Interactive LLC 3.750%, 2/15/30	62	40
Navistar International Corp. 144A 4.750%, 4/15/19(4)	100	90

		655

Consumer Staples—0.3%
Chiquita Brands International, Inc. 4.250%, 8/15/16(10)	95	95
IGI Laboratories, Inc. 144A 3.750%, 12/15/19(4)	20	22
Vector Group Ltd. 1.750%, 4/15/20	90	96

		213

Energy—0.6%
Alon USA Energy, Inc. 144A 3.000%, 9/15/18(4)(10)	95	98
Alpha Natural Resources, Inc.
3.750%, 12/15/17	25	9
4.875%, 12/15/20(10)	135	36
Cobalt International Energy, Inc. 3.125%, 5/15/24	55	40
Peabody Energy Corp. 4.750%, 12/15/66(10)	130	62
Scorpio Tankers, Inc. 144A 2.375%, 7/1/19(4)(10)	170	156

		401

Financials—2.7%
American Residential Properties OP LP REIT 144A 3.250%, 11/15/18(4)(10)	90	91

	PAR VALUE		VALUE

Financials—continued
Apollo Commercial Real Estate Finance, Inc. REIT 5.500%, 3/15/19(10)	$90		$89
Bank of New York Mellon Luxembourg SA/The 0.000%, 12/15/50	300	EUR	207
Campus Crest Communities Operating Partnership LP REIT 144A 4.750%, 10/15/18(4)(10)	95		91
CBIZ, Inc. 144A 4.875%, 10/1/15(4)(10)	55		65
Colony Financial, Inc. REIT 5.000%, 4/15/23(10)	90		99
Cowen Group, Inc. 144A 3.000%, 3/15/19(4)(10)	120		121
Element Financial Corp. 144A 5.125%, 6/30/19(4)	100	CAD	85
Forest City Enterprises, Inc. 3.625%, 8/15/20(10)	100		113
FXCM, Inc. 2.250%, 6/15/18(10)	102		76
GPT Property Trust LP REIT 144A 3.750%, 3/15/19(4)	90		106
IAS Operating Partnership LP REIT 144A 5.000%, 3/15/18(4)(10)	100		95
iStar Financial, Inc. REIT 144A 1.500%, 11/15/16(4)(10)	105		105
New Mountain Finance Corp. 144A 5.000%, 6/15/19(4)(10)	125		127
Prospect Capital Corp. 144A 4.750%, 4/15/20(4)	95		87
Redwood Trust, Inc. REIT 4.625%, 4/15/18(10)	115		112
Resource Capital Corp. REIT
6.000%, 12/1/18(10)	90		83
8.000%, 1/15/20	40		39
RWT Holdings, Inc. 144A 5.625%, 11/15/19(4)	95		97

	PAR VALUE	VALUE

Financials—continued
Starwood Waypoint Residential Trust REIT 144A 3.000%, 7/1/19(4)(10)	$105	$96

		1,984

Health Care—0.9%
Accuray, Inc. 3.750%, 8/1/16(10)	95	99
Healthways, Inc. 1.500%, 7/1/18(10)	70	84
Lexicon Pharmaceuticals, Inc. 144A 5.250%, 12/1/21(4)	30	28
Medicines Co. (The) 1.375%, 6/1/17	115	138
Quidel Corp. 3.250%, 12/15/20	85	86
Sequenom, Inc. 5.000%, 10/1/17(10)	95	98
Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/18	120	114
Synergy Pharmaceuticals, Inc. 144A 7.500%, 11/1/19(4)	20	19

		666

Industrials—0.9%
AAR Corp. Series B 2.250%, 3/1/16(10)	115	120
Aegean Marine Petroleum Network, Inc. 4.000%, 11/1/18	60	70
Cenveo Corp. 7.000%, 5/15/17(10)	140	129
Encore Capital Group, Inc. 144A 2.875%, 3/15/21(4)(10)	95	85
Greenbrier Cos, Inc. (The) 3.500%, 4/1/18	5	7
Sandisk Corp. 0.500%, 10/15/20	85	91
Trinity Industries, Inc. 3.875%, 6/1/36	110	142

		644

Information Technology—2.2%
Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20(10)	70	68

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—continued
AOL, Inc. 144A 0.750%, 9/1/19(4)(10)	$115	$120
Brocade Communications Systems, Inc. 144A 1.375%, 1/1/20(4)(10)	55	56
Electronics For Imaging, Inc. 144A 0.750%, 9/1/19(4)	140	139
Intel Corp. 2.950%, 12/15/35	70	88
Lam Research Corp. 1.250%, 5/15/18(10)	140	192
NVIDIA Corp. 1.000%, 12/1/18(10)	83	94
NXP Semiconductors NV 144A 1.000%, 12/1/19(4)	110	119
Photronics, Inc.
3.250%, 4/1/16	32	34
3.250%, 4/1/19	58	60
PROS Holdings, Inc. 144A 2.000%, 12/1/19(4)	90	89
salesforce.com, Inc. 0.250%, 4/1/18	55	62
TiVo, Inc. 144A 2.000%, 10/1/21(4)	100	92
TTM Technologies, Inc. 1.750%, 12/15/20	103	95
Violin Memory, Inc. 144A 4.250%, 10/1/19(4)	90	84
Vishay Intertechnology, Inc. 144A 2.250%, 5/15/41(4)(10)	90	77
Workday, Inc. 0.750%, 7/15/18	100	117

		1,586

Materials—0.1%
Stillwater Mining Co. 1.750%, 10/15/32(10)	75	88

Telecommunication Services—0.1%
Akamai Technologies, Inc. 144A 0.000%, 2/15/19(4)(10)	90	91

Utilities—0.7%
Amyris, Inc. 144A 6.500%, 5/15/19(4)(10)	90	52
Green Plains, Inc. 3.250%, 10/1/18(10)	45	59

	PAR VALUE	VALUE

Utilities—continued
Renewable Energy Group, Inc. 2.750%, 6/15/19	$100	$89
SolarCity Corp. 2.750%, 11/1/18	85	87
Solazyme, Inc. 5.000%, 10/1/19(10)	205	94
SunEdison, Inc. 144A 0.250%, 1/15/20(4)(10)	140	130

		511

TOTAL CONVERTIBLE BONDS
(Identified Cost $7,322)		6,839

LOAN AGREEMENTS—6.2%

Consumer Discretionary—1.2%
1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Horton’s) Term Loan B 4.500%, 12/10/21	45	45
Adria Group Holding B.V. 9.000%, 6/19/19	21	23
AMF Bowling Centers, Inc. Term Loan B 7.250%, 9/18/21	40	39
Dave & Buster’s, Inc. 4.250%, 7/25/20	28	28
Hoffmaster Group, Inc., First Lien 5.250%, 5/9/20	30	30
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.921%, 1/30/19	150	140
Indra Holdings Corp. First Lien 5.250%, 5/1/21	25	25
JC Penney Corp., Inc. 5.000%, 6/20/19	30	29
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B 6.750%, 8/13/21	50	50

	PAR VALUE	VALUE

Consumer Discretionary—continued
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.) First Lien Term Loan B Euro 7.000%, 8/13/21	$10	$11
Mohegan Tribal Gaming Authority, Term Loan B 5.500%, 11/19/19	35	34
Nine West Holdings, Inc. 6.250%, 1/8/20	40	36
Red Lobster Management LLC, First Lien 6.250%, 7/28/21	55	55
Scientific Games International, Inc. Term Loan B-2 6.000%, 10/1/21	40	39
Spencer Gifts LLC (Spirit Halloween Superstores LLC) 5.500%, 7/16/21	40	40
Toys ’R’ US-Delaware, Inc. Term Loan B-4 9.750%, 4/24/20	70	65
Tribune Publishing Co. 5.750%, 8/4/21	74	73
Tyrol Acquisition 2 SAS 0.000%, 1/29/16(11)	20	22
Visant Corp. (fka Jostens) 7.000%, 9/23/21	35	34
Wilton Brands LLC (fka Wilton Brands, Inc.) Tranche B 7.500%, 8/30/18	73	68

		886

Consumer Staples—0.5%
Albertson’s LLC, Term Loan B-4-1 4.500%, 8/25/21	85	85
New Albertson’s, Inc. Term Loan B 4.750%, 6/27/21	55	54
North Atlantic Trading Co., Inc. First Lien 8.250%, 1/13/20	204	200
Vogue International LLC Tranche B 5.250%, 2/14/20	40	40

		379

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—0.3%
KCA Deutag US Finance LLC (KCA Deutag GMBH) 6.250%, 5/15/20	$25	$18
OSG Bulk Ships, Inc. 5.250%, 8/5/19	75	74
OSG International, Inc. (OIN Delaware LLC) 5.750%, 8/5/19	75	74
Preferred Proppants LLC 6.750%, 7/27/20	55	45

		211

Financials—0.4%
Omnitracs, LLC (Coronado Holdings, LLC) Second Lien 8.750%, 5/25/21	308	300
Sears Roebuck Acceptance Corp. (KMART Corp.) 5.500%, 6/30/18	35	34

		334

Health Care—0.6%
American Pacific Corp. 7.000%, 2/27/19	163	162
Curo Health Services Holdings, Inc. First Lien 5.750%, 6/8/20	55	55
Kindred Healthcare, Inc. 4.250%, 4/9/21	35	34
Millennium Health, LLC (fka Millennium Laboratories, LLC) Tranche B 5.250%, 4/16/21	40	40
Onex Carestream Finance LP Second Lien 9.500%, 12/7/19	75	75
Surgery Center Holdings, Inc. First Lien 5.250%, 7/24/20	25	25
Surgery Center Holdings, Inc., Second Lien 8.500%, 7/23/21	20	19

		410

	PAR VALUE	VALUE

Industrials—0.2%
Aquilex LLC (Aquilex Intermediate Corp. Holdings LLC) Term Loan B 5.625%, 12/31/20	$55	$54
Koosharem, LLC 7.500%, 5/15/20	50	49
NN, Inc. 6.000%, 8/27/21	25	25
Photonis Technologies SAS First Lien 8.500%, 9/18/19	25	24

		152

Information Technology—2.3%
BMC Software Finance, Inc. 5.000%, 9/10/20	34	32
Dell International LLC, Term Loan B 4.500%, 4/29/20	84	84
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC) First Lien 6.000%, 11/4/20	610	594
GTCR Valor Companies, Inc. First Lien 6.000%, 5/30/21	40	39
Lanyon Solutions, Inc. (Lanyon, Inc.) Second Lien 9.500%, 11/15/21	310	300
TelX Group, Inc., (The) Second Lien 7.500%, 4/9/21	615	603

		1,652

Materials—0.2%
Albaugh, LLC 6.000%, 5/31/21	54	53
AZ Chem US Inc. First Lien 5.125%, 6/11/21	65	64
Styrolution U.S. Holdings LLC Term Loan B 6.500%, 11/7/19	40	39

		156

	PAR VALUE	VALUE

Utilities—0.5%
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.) 4.250%, 6/19/16	$105	$105
Texas Competitive Electric Holdings Co., LLC (TXU)
4.661%, 4/25/15(6)	290	181
0.000%, 10/10/17(6)(11)	105	66

		352

TOTAL LOAN AGREEMENTS
(Identified Cost $4,741)		4,532

	SHARES

PREFERRED STOCK—1.0%

Consumer Discretionary—0.1%
Barnes & Noble, Inc. Series J 144A 7.750%(4)	50	71

Consumer Staples—0.3%
Bunge Ltd. 4.875%	850	94
Post Holdings, Inc.144A 3.750%(4)	880	94
Universal Corp. /VA 6.750%	60	59

		247

Energy—0.2%
PetroQuest Energy, Inc. Series B 6.875%	2,325	57
Rex Energy Corp. 6.000%	820	35
SandRidge Energy, Inc. 7.000%	390	16

		108

Financials—0.3%
Ally Financial, Inc. Series G 144A 7.000%(4)	225	225

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Retail—0.1%
Ramco-Gershenson Properties Trust. Series D REIT 7.250%	1,455	$101

TOTAL PREFERRED STOCK
(Identified Cost $863)		752

COMMON STOCKS—25.8%

Consumer Discretionary—3.9%
Aramark	5,698	178
Darden Restaurants Inc	1,608	99
DIRECTV(12)	103	9
Dollar General Corp.(12)	4,817	323
Eutelsat Communications SA	2,852	98
Garmin, Ltd.	6,054	317
Gildan Activewear, Inc.	622	36
H&R Block, Inc.	6,644	228
Jarden Corp.(12)	4,819	231
MGM Resorts International(12)	11,833	231
Mohawk Industries Inc(12)	1,218	201
Priceline Group, Inc. (The)(12)	98	99
Ross Stores Inc	2,024	186
SES SA	3,658	134
Signet Jewelers Ltd.	1,208	146
Sony Corp.	6,800	160
Time Warner, Inc.	2,007	156

		2,832

Consumer Staples—1.9%
Coca-Cola Enterprises, Inc.	2,450	103
Constellation Brands, Inc.(12)	2,249	249
Cott Corp.	803	6
Molson Coors Brewing Co.	2,458	187
Nu Skin Enterprises, Inc. Class A	8,671	355
Tyson Foods, Inc. Class A	8,123	317
Whole Foods Market, Inc.	2,824	147

		1,364

Energy—1.9%
Baker Hughes, Inc.	3,012	175
EOG Resources, Inc.	3,808	339

	SHARES	VALUE

Energy—continued
Gaslog Ltd.	1,673	$29
Noble Corp. PLC	337	6
Phillips 66	211	15
SandRidge Energy, Inc.(12)	7,500	11
Schlumberger Ltd.	465	38
SemGroup Corp. Class A	1,104	74
Targa Resources Corp.	715	62
Tesoro Corp.	4,910	401
Weatherford International PLC(12)	6,886	71
Williams Cos, Inc. (The)	3,286	144

		1,365

Financials—2.4%
Ally Financial, Inc.(12)	14,424	270
Alpha Bank AE(12)	29,050	11
Bank of America Corp.	13,588	206
Berkshire Hathaway, Inc. Class B(12)	838	120
Capital One Financial Corp.	4,016	294
Charles Schwab Corp. (The)	2,597	67
Discover Financial Services	702	38
Invesco Ltd.	7,832	288
JPMorgan Chase & Co.	4,744	258
National Bank of Greece SA(12)	36,593	38
Navient Corp.	3,029	60
Santander Consumer USA Holdings, Inc.	2,970	53
Synchrony Financial(12)	1,324	41

		1,744

Health Care—3.5%
Actavis PLC	4,288	1,143
Allergan Inc/United States	4,883	1,071
Endo International PLC(12)	806	64
Laboratory Corp. of America Holdings(12)	814	93
Omnicare, Inc.	1,154	87
Pfizer, Inc.	1,028	32

	SHARES	VALUE

Health Care—continued
Valeant Pharmaceuticals International, Inc.(12)	483	$77

		2,567

Industrials—3.3%
Abertis Infraestructuras SA	4,300	84
Aeroports de Paris	384	46
Air Canada(12)	1,033	10
American Airlines Group, Inc.	3,385	166
ASTM SpA	1,700	21
Atlantia SpA	6,950	179
Avis Budget Group, Inc.(10)(12)	3,429	197
CSX Corp.	3,099	103
Delta Air Lines, Inc.	3,805	180
Flughafen Wien AG	220	19
Flughafen Zuerich AG	55	37
Fraport AG Frankfurt Airport Services Worldwide	858	53
Greenbrier Cos, Inc. (The)	1,229	64
Hertz Global Holdings, Inc.(10)(12)	31,434	645
Macquarie Atlas Roads Group	11,200	26
Macquarie Infrastructure Co. LLC	1,389	99
Macquarie Korea Infrastructure Fund	4,500	30
Metalico, Inc.(12)	15,483	9
Norfolk Southern Corp.	1,050	107
Societa Iniziative Autostradali e Servizi SpA	2,050	21
Spirit Airlines, Inc.(12)	671	50
Transurban Group	17,333	124
Vinci SA	3,110	165

		2,435

Information Technology—6.9%
Alliance Data Systems Corp.(12)	435	126
ARM Holdings PLC	6,488	304
ASML Holding NV	796	83
Avnet, Inc.	1,822	76
Broadcom Corp. Class A	7,758	329
CDK Global, Inc.	6,509	294
eBay, Inc.(10)(12)	12,538	664

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Information Technology—continued
Facebook, Inc.(12)	7,283	$553
Google Inc Class A(12)	466	250
Juniper Networks, Inc.	16,009	364
Keysight Technologies, Inc.(12)	2,473	83
Microsoft Corp.	15,478	625
Motorola Solutions, Inc.	3,651	228
VeriSign, Inc.(12)	4,605	251
Yahoo!, Inc.(10)(12)	18,537	815

		5,045

Materials—0.3%
B2Gold Corp.(12)	1,254	3
Calgon Carbon Corp.(12)	529	10
Huntsman Corp.	8,871	195
Thompson Creek Metals Co., Inc.(12)	5,721	7

		215

Telecommunication Services—0.5%
SoftBank Corp.	6,100	359

Utilities—1.2%
AusNet Services	32,000	35
DUET Group	43,575	85
Great Plains Energy, Inc.	2,200	65
Hera SpA	13,600	33
Pennon Group PLC	6,415	86
PG&E Corp.	1,000	59
SJW Corp.	330	11
Snam SpA	31,200	153
Spark Infrastructure Group	25,100	41
Terna Rete Elettrica Nazionale SpA	31,289	137
Toho Gas Co. Ltd.	6,000	33
Tokyo Gas Co. Ltd.	24,000	143

		881

TOTAL COMMON STOCKS
(Identified Cost $19,037)		18,807

	SHARES	VALUE

RIGHTS—0.0%

Health Care—0.0%
Community Health Systems, Inc.(12)	6,335	$—	(13)

TOTAL RIGHTS
(Identified Cost $1)		—	(13)

WARRANTS—0.0%

Financials—0.0%
Piraeus Bank SA(12)	49,522	6

TOTAL WARRANTS
(Identified Cost $43)		6

EXCHANGE-TRADED FUNDS—0.2%

Exchange Traded Funds—0.2%
iShares MSCI Mexico Capped ETF	1,100	62
ProShares Short 20+ Year Treasury(12)	3,050	70

		132

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $155)		132

MASTER LIMITED PARTNERSHIPS—6.6%

Chemicals-Specialty—0.1%
Westlake Chemical Partners LP	2,275	58

Energy—0.1%
Tallgrass Energy Partners LP	362	18
VTTI Energy Partners LP	1,262	29

		47

Gas-Distribution—0.1%
AmeriGas Partners LP	592	30

Gas-Transportation—0.0%
PBF Logistics LP	912	21

Oil Components-Exploration and Production—0.2%
Antero Midstream Partners LP(12)	2,365	55
Summit Midstream Partners LP	3,130	119

		174

Oil-Field Services—0.3%
CrossAmerica Partners LP(10)	2,520	97

	SHARES	VALUE

Oil-Field Services—continued
Exterran Partners LP	4,143	$94
Rice Midstream Partners LP	3,845	54

		245

Pipelines—5.7%
Access Midstream Partners LP(12)	2,441	126
Boardwalk Pipeline Partners LP	1,817	28
Buckeye Partners LP	3,728	271
Cone Midstream Partners LP(12)	631	13
DCP Midstream Partners LP	43	2
Dominion Midstream Partners LP(12)	829	29
Energy Transfer Equity LP(10)	7,930	471
Energy Transfer Partners LP	7,557	464
Enterprise Products Partners LP(10)	23,799	820
EQT Midstream Partners LP	1,088	92
Magellan Midstream Partners LP	4,280	332
MarkWest Energy Partners LP	2,384	140
MPLX LP	2,186	174
NuStar Energy LP	1,181	72
ONEOK Partners LP	170	7
Plains All American Pipeline LP	7,074	351
Plains GP Holdings LP Class A	5,888	154
QEP Midstream Partners LP	3,707	58
Regency Energy Partners LP	116	3
Rose Rock Midstream LP	1,568	67
Shell Midstream Partners LP	6,465	259
Spectra Energy Partners LP	27	1
Sunoco Logistics Partners LP	1,182	49
Tesoro Logistics LP	1,939	107
Williams Partners LP	2,220	94

		4,184

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

Transportation-Marine—0.1%
Teekay LNG Partners Ltd.	1,666	$62

TOTAL MASTER LIMITED PARTNERSHIPS
(Identified Cost $4,758)		4,821

REAL ESTATE INVESTMENT TRUSTS—8.6%

Apartments—1.6%
Associated Estates Realty Corp.	628	16
AvalonBay Communities, Inc.	2,341	405
Camden Property Trust	3,564	274
Equity Residential	6,337	492

		1,187

Diversified—0.4%
STORE Capital Corp.	68	1
Vornado Realty Trust	2,622	290

		291

Health Care—0.7%
HCP, Inc.	744	35
Healthcare Realty Trust, Inc.	2,320	70
Healthcare Trust of America, Inc. Class A	2,023	59
Senior Housing Properties Trust	1,534	36
Ventas, Inc.	4,123	329

		529

Industrial—0.2%
Prologis, Inc.	3,220	145
Terreno Realty Corp.	1,340	31

		176

Infrastructure—0.7%
American Tower Corp.	5,303	514

Lodging/Resort—0.6%
LaSalle Hotel Properties	4,379	177
RLJ Lodging Trust	4,142	141
Sunstone Hotel Investors, Inc.	5,177	89

		407

Mixed—0.2%
Duke Realty Corp.	5,107	111

Mortgage—0.0%
iStar Financial, Inc.(12)	545	7

	SHARES	VALUE

Office—0.7%
Alexandria Real Estate Equities, Inc.	782	$76
BioMed Realty Trust, Inc.	4,091	100
Boston Properties, Inc.	2,382	331

		507

Office Property—0.4%
Hudson Pacific Properties, Inc.	1,570	51
New York REIT, Inc.	4,228	44
Paramount Group, Inc.(12)	3,733	72
SL Green Realty Corp.	789	100

		267

Regional Malls—1.6%
CBL & Associates Properties, Inc.	5,910	122
General Growth Properties, Inc.	3,793	114
Simon Property Group, Inc.	4,031	801
Taubman Centers, Inc.	1,926	158

		1,195

Self Storage—0.5%
CubeSmart	3,154	78
Public Storage	1,450	291

		369

Shopping Centers—0.7%
Acadia Realty Trust	1,384	50
Brixmor Property Group, Inc.	2,947	80
Federal Realty Investment Trust	1,719	247
Ramco-Gershenson Properties Trust	2,198	43
Retail Properties of America, Inc. Class A	4,039	72

		492

Timber—0.3%
Weyerhaeuser Co.	6,642	238

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Identified Cost $5,693)		6,290

	CONTRACTS	VALUE

PURCHASED OPTIONS—0.0%

Call Options—0.0%
Hewlett-Packard Co. Expiring 02/20/15 Strike Price $39	6	$—	(13)

Put Options—0.0%
Markit CDX North America High Yield Index Expiring 03/18/15 Strike price $102	50	2
Markit CDX North America High Yield Index Expiring 03/18/15 Strike price $104	100	8
Synergy Pharmaceuticals, Inc. Expiring 04/17/15 Strike Price $2.50	9	—	(13)

		10

TOTAL PURCHASED OPTIONS
(Identified Cost $17)		10

TOTAL LONG TERM INVESTMENTS—76.9%
(Identified Cost $58,144)		56,083

	SHARES

SHORT-TERM INVESTMENTS—20.6%

Money Market Mutual Funds—20.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	15,037,837	$15,038

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,038)		15,038

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 97.5%
(Identified Cost $73,182)		71,121	(1)

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

	SHARES	VALUE

SECURITIES SOLD SHORT—(7.4)%

Consumer Discretionary—(0.2)%
Barnes & Noble, Inc.(12)	(2,005)	$(47)
Carriage Services, Inc.	(3,006)	(66)

		(113)

Consumer Staples—(0.1)%
Bunge Ltd.	(295)	(27)
Post Holdings, Inc.(12)	(1,615)	(76)

		(103)

Energy—(0.3)%
Amyris, Inc.(12)	(907)	(1)
Cobalt International Energy, Inc.(12)	(1,460)	(13)
Green Plains, Inc.	(1,607)	(38)
PetroQuest Energy, Inc.(12)	(2,757)	(8)
Renewable Energy Group, Inc.(12)	(5,089)	(44)
Rex Energy Corp.(12)	(1,694)	(6)
SandRidge Energy, Inc.(12)	(8,985)	(13)
Scorpio Tankers, Inc.	(7,706)	(61)

		(184)

Exchange Traded Funds—(4.0)%
Energy Select Sector SPDR Fund	(812)	(61)
iShares Russell 2000 ETF	(15,538)	(1,798)
JPMorgan Alerian MLP Index ETN	(19,921)	(880)
SPDR S&P 500 ETF Trust	(496)	(99)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,136)	(53)

		(2,891)

Financials—(0.2)%
CBIZ, Inc.(12)	(5,729)	(47)
Cowen Group, Inc.(12)	(15,087)	(63)
Forest City Enterprises, Inc. Class A(12)	(1,559)	(38)

		(148)

Health Care—(0.3)%
Accuray, Inc.(12)	(3,710)	(27)
Allscripts Healthcare Solutions, Inc.(12)	(1,181)	(14)
Healthways, Inc.(12)	(1,856)	(38)
IGI Laboratories, Inc.(12)	(667)	(7)

	SHARES	VALUE

Health Care—continued
Lexicon Pharmaceuticals, Inc.(12)	(850)	$(1)
Medicines Co. (The)(12)	(2,012)	(58)
Quidel Corp.(12)	(795)	(19)
Spectrum Pharmaceuticals, Inc.(12)	(3,308)	(23)

		(187)

Industrials—(0.2)%
Aegean Marine Petroleum Network, Inc.	(882)	(12)
Ascent Capital Group, Inc. Class A(12)	(934)	(40)
Griffon Corp.	(3,978)	(58)
SolarCity Corp.(12)	(139)	(7)

		(117)

Information Technology—(1.2)%
Akamai Technologies, Inc.(12)	(113)	(7)
Alibaba Group Holding, Ltd. ADR(12)	(6,079)	(541)
AOL, Inc.(12)	(685)	(30)
Blucora, Inc.(12)	(1,980)	(27)
Intel Corp.	(512)	(17)
Lam Research Corp.	(1,787)	(137)
NVIDIA Corp.	(1,672)	(32)
PROS Holdings, Inc.(12)	(745)	(18)
SunEdison, Inc.(12)	(1,619)	(30)
TTM Technologies, Inc.(12)	(750)	(5)
Violin Memory, Inc.(12)	(3,219)	(12)
Vishay Intertechnology, Inc.	(2,016)	(27)
Workday, Inc.(12)	(289)	(23)

		(906)

Materials—0.0%
Spectrum Brands Holdings, Inc.	(180)	(16)

Office—0.0%
Gramercy Property Trust, Inc.	(4,714)	(33)

Retail—(0.1)%
Ramco-Gershenson Properties Trust (REIT)	(2,486)	(49)

	SHARES	VALUE

Telecommunication Services—(0.2)%
AT&T, Inc.	(5,036)	$(166)

	PAR VALUE

U.S. Government Securities—(0.6)%
United States Treasury Note/Bond
	$(69)	(72)
	(372)	(378)

		(450)

TOTAL SECURITIES SOLD SHORT
	(Proceeds $5,553)	(5,363	)(1)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT — 90.1%
	(Identified Cost $67,629)	$65,758
	Other assets and liabilities, net — 9.9%	7,194

	NET ASSETS — 100.0%	$72,952

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2015, see the Notes to Schedules of Investments and Securities Sold Short.

(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2015.

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to a value of $9,384 or 12.9% of net assets.

(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments and Securities Sold Short.
(6)	Security in default.

(7)	99% of the income received was in cash and 1% in PIK.

(8)	Illiquid security.

(9)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	All or a portion segregated as collateral for securities sold short.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

(11)     This loan will settle after January 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(12)     Non-income producing.

(13)     Amount is less than $500.

Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership
PIK	Payment in Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	European Currency Unit
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

Country Weightings (Unaudited)†

United States	80%
Ireland	2
United Kingdom	2
Canada	2
Luxembourg	2
Marshall Islands	1
Japan	1
Other	10

Total	100%

† % of total investments, net of securities sold short, as of January 31, 2015.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

Futures contracts as of January 31, 2015 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value		Unrealized Appreciation/ (Depreciation)

Cac40 10 Euro Future	February 2015	2	$104		$ 2
Hang Seng Index Futures	February 2015	3	475		(5)
10-Year Mini JGB Future	March 2015	7	883		8
Australian 10-Year Bond Future	March 2015	4	2,832		14
Brent Crude Futures	March 2015	(2)	(106)		(8)
Canada 10-Year Bond Future	March 2015	8	919		42
Cocoa Futures	March 2015	3	86		1
Corn Future	March 2015	(1)	(18)		1
DAX Index Future	March 2015	1	302		12
DJIA E-Mini	March 2015	5	427		(10)
Euro - Bund Future	March 2015	7	1,259		43
Euro STOXX 50	March 2015	5	189		7
FTSE 100 Index Future	March 2015	1	101		(1)
Gas Oil Future (Ice)	March 2015	(1)	(48)		2
Gasoline Rbob Future	March 2015	(1)	(62)		(4)
KC HRW Wheat Future	March 2015	(2)	(54)		6
LME Electrolytic Copper Futures	March 2015	2	276		(27)
LME Electrolytic Copper Futures	March 2015	(4)	(552)		75
LME Primary Aluminum Futures	March 2015	3	139		(6)
LME Primary Aluminum Futures	March 2015	(7)	(325)		(6)
LME Zinc	March 2015	2	106		(1)
LME Zinc	March 2015	(2)	(106)		(2)
Long Gilt Future	March 2015	3	558		22
NASDAQ 100 E-Mini	March 2015	6	497		(9)
Natural Gas Future	March 2015	(1)	(27)		2
Nikkei 225	March 2015	5	376		1
NY Harbor/Heating Oil	March 2015	(1)	(71)		(1)
Russell 2000 Mini Index	March 2015	2	232		(5)
S&P 500 E-Mini Future	March 2015	3	298		(9)
S&P 500 E-Mini Future	March 2015	(5)	(497)		2
Silver Future	March 2015	(2)	(172)		4
Soybean Future	March 2015	(2)	(96)		5
Soybean Oil Future	March 2015	(2)	(36)		4
TOPIX Index Future	March 2015	4	482		3
U.S. 10 Year Note (CBT)	March 2015	3	393		4
U.S. Long Bond (CBT)	March 2015	4	605		12
Wheat Future (CBT)	March 2015	(4)	(101)		5
WTI Crude Future	March 2015	(2)	(96)		(2)
Gold 100 Ounce Future	April 2015	(1)	(128)		2
Coffee ’C’ Future	May 2015	(1)	(62)		— (a)
Cotton No. 2	May 2015	(1)	(30)		(1)
Sugar #11 (World)	May 2015	(3)	(51)		1
3-Month Euro Euribor	June 2016	49	13,815	EUR	10
90 Days Euro Bond	June 2016	52	12,867	EUR	27
90 Days Sterling Bond	June 2016	28	5,210	GBP	8

Total					$ 228

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

Forward foreign currency exchange contracts as of January 31, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	144	USD	112	Bank of America N.A.	3/20/15	— (a )
AUD*	119	USD	95	Bank of America N.A.	3/20/15	(3)
CAD*	259	USD	208	Bank of America N.A.	3/20/15	(4)
CHF*	108	USD	110	Bank of America N.A.	3/20/15	8
CHF	187	USD	215	Bank of America N.A.	3/20/15	(11)
EUR	492	USD	554	Bank of America N.A.	3/20/15	2
EUR	294	USD	350	Bank of America N.A.	3/20/15	(18)
GBP*	209	USD	318	Bank of America N.A.	3/20/15	(3)
JPY*	48,133	USD	405	Bank of America N.A.	3/20/15	5
JPY*	911	USD	8	Bank of America N.A.	3/20/15	— (a )
MXN*	58	USD	4	Bank of America N.A.	3/20/15	— (a )
NZD*	146	USD	110	Bank of America N.A.	3/20/15	(4)
USD*	860	AUD	1,056	Bank of America N.A.	3/20/15	41
USD*	906	CAD	1,054	Bank of America N.A.	3/20/15	77
USD	6	CHF	5	Bank of America N.A.	3/20/15	— (a )
USD*	916	CHF	886	Bank of America N.A.	3/20/15	(52)
USD*	1,101	EUR	924	Bank of America N.A.	3/20/15	56
USD*	6	EUR	5	Bank of America N.A.	3/20/15	— (a )
USD*	901	GBP	580	Bank of America N.A.	3/20/15	27
USD	3	GBP	2	Bank of America N.A.	3/20/15	— (a )
USD*	43	JPY	5,050	Bank of America N.A.	3/20/15	— (a )
USD*	168	JPY	20,004	Bank of America N.A.	3/20/15	(2)
USD	309	MXN	4,550	Bank of America N.A.	3/20/15	7
USD*	317	NZD	414	Bank of America N.A.	3/20/15	18
USD	343	EUR	277	JPMorgan Chase Bank N.A.	2/27/15	30
USD	250	EUR	201	JPMorgan Chase Bank N.A.	3/16/15	23
USD	353	EUR	292	JPMorgan Chase Bank N.A.	4/02/15	23
USD	157	EUR	135	JPMorgan Chase Bank N.A.	7/23/15	4
USD	79	EUR	64	The Bank of New York	3/16/15	7

Total						$ 231

Footnote Legend:

(a)	Amount is less than $500.
*	Non deliverable forward. See Notes to Schedules of Investments and Securities Sold Short.

Over-the-counter total return swap outstanding as of January 31, 2015 was as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount		Market Value		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Energy Transfer Equity LP	Federal Funds Effective Rate Plus 0.10%(a)	Morgan Stanley	5/28/16	$ 127	USD	$ —		$ —	$ —
Ingenico	Federal Funds Effective Rate Plus 0.10%(a)	Morgan Stanley	5/09/16	65	USD	—	(b)	—	—	(b)
Phillips 66 Partners LP	Federal Funds Effective Rate Plus 0.39%(a)	Morgan Stanley	9/26/16	55	USD	—		—	—
Tesoro Logistics LP	Federal Funds Effective Rate Plus 0.10%(a)	Morgan Stanley	11/14/16	209	USD	—		—	—

Total						$ —	(b)	$ —	$ —	(b)

Footnote Legend:

(a)	The Fund pays the floating rate and receives the total return of the reference entity.
(b)	Amount is less than $500.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

Over-the-counter total return basket swap(a) outstanding at January 31, 2015 was as follows:

Counterparty	Description	Notional	Termination Date	Value

Morgan Stanley	The Fund pays the total return on a portfolio of short positions and receives the Federal Funds Effective Rate (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions within the swap. The portfolio consists of about 200 short positions in U.S. Equities and ADRs which are diversified across all sectors and have a market cap restricted to the top 700 positions in the Russell 3000. There are no embedded fees.	6,506	4/28/16	$(5)

Footnote Legend:

(a)	Net payment made at reset date.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2015 (See Security Valuation Note 1B in the Notes to Schedules of Investments and Securities Sold Short):

	Total Value at January 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Foreign Government Securities	$ 1,234	$ —	$ 1,000	$ 234
Municipal Bonds	389	—	389	—
Asset-Backed Securities	331	—	331	—
Corporate Bonds	11,940	—	11,792	148 (a)
Convertible Bonds	6,839	—	6,839	—
Loan Agreements	4,532	—	4,532	—
Equity Securities:
Preferred Stock	752	312	440	—
Common Stocks	18,807	17,802	1,005	—
Rights	— (b)	— (b)	—	—
Warrants	6	6	—	—
Exchange-Traded Funds	132	132	—	—
Master Limited Partnerships	4,821	4,821	—	—
Real Estate Investment Trusts	6,290	6,290	—	—
Short-Term Investments	15,038	15,038	—	—
Purchased Options	10	— (b)	10	—
Futures Contracts	325	325	—	—
Foreign currency exchange contracts	328	—	328	—
Over-the-Counter Total Return Swap	— (b)	—	— (b)	—

Total Assets	71,774	44,726	26,666	382

Liabilities:
Securities Sold Short	(5,363)	(4,913)	(450)	—
Futures Contracts	(97)	(97)	—	—
Foreign currency exchange contracts	(97)	—	(97)	—
Over-the-Counter Total Return Basket Swap	(5)	—	(5)	—

Total Liabilities	$(5,562)	$(5,010)	$ (552)	$ —

Footnote Legend:

(a)	Includes internally fair valued securities currently priced at zero $0.

(b)	Amount is less than $500.

Securities held by the Fund with an end of period value of $486,352 were transferred from Level 1 into Level 2 based on our valuation procedures for non-US securities. (See Note 1B in the Notes to the Schedules of Investments and Securities Sold Short for more information).

Securities held by the Fund with an end of period value of $153,280 were transferred from level 2 to level 1 since an exchange price became available.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE TOTAL SOLUTION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

	Total	Foreign Government Securities	Corporate Bonds	Convertible Bonds
Investments in Securities
Balance as of October 31, 2014	$452	$236	$149	$ 67
Accrued discount/(premium)	— (a)	— (a)	—	— (a)
Realized gain (loss)	(17)	—	—	(17)
Change in unrealized appreciation (depreciation)(b)	22	(2)	(1)	25
Purchases	—	—	—	—
Sales	(75)	—	—	(75)
Transfers into Level 3(c)	—	—	—	—
Transfers from Level 3(c)	—	—	—	—
Paydowns	— (a)	—	— (a)	—

Balance as of January 31, 2015	$382	$234	$148 (d)	$ —

Footnote Legend:

(a)	Amount is less than $500.

(b)	The change in unrealized appreciation (depreciation) on investments still held as of January 31, 2015 was $(3).

(c)	“Transfers into and/or from” represent the ending value as of January 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(d)	Includes internally fair valued securities currently priced at zero $0.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—5.3%

Non-Agency—5.3%
United States Treasury Notes 0.500%, 8/31/16(2)	$1,350	$1,353

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $1,349)		1,353

FOREIGN GOVERNMENT SECURITIES—2.0%
El Salvador Government International Bond 144A 6.375%, 1/18/27(3)	125	129
Kazakhstan Government International Bond 144A 4.875%, 10/14/44(3)	200	176
Sri Lanka Government International Bond 144A 6.000%, 1/14/19(3)	200	209

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $531)		514

MUNICIPAL BONDS—2.0%

Massachusetts—0.5%
Massachusetts Clean Water Trust/The 5.000%, 2/1/45	105	125

New York—1.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1 5.000%, 8/1/39	100	119
New York State Dormitory Authority, Series A 5.000%, 2/15/43	175	203

		322
Texas—0.2%
University of Texas System/The 5.000%, 8/15/25	50	64

TOTAL MUNICIPAL BONDS
(Identified Cost $507)		511

	PAR VALUE	VALUE

MORTGAGED-BACKED SECURITIES—6.2%

Non-Agency—6.2%
Bear Stearns Commercial Mortgage Securities Trust 07-PW15, AM 5.363%, 2/11/44	$125	$130
Citigroup Mortgage Loan Trust, Inc. 03-UP3, A2 7.000%, 9/25/33	53	55
Citigroup Mortgage Loan Trust, Inc. 04-UST1, A3 2.133%, 8/25/34(4)	19	19
Colony Multifamily 144A 2.543%, 4/20/50(3)	233	234
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(4)	300	309
FNMA Connecticut Avenue Securities 14-C02, 2M2 2.768%, 5/25/24(4)	250	224
GSR Mortgage Loan Trust 07-1F, 2A2 5.500%, 1/25/37	29	28
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(3)(4)	250	257
Morgan Stanley Capital I Trust 07-IQ14, AM 5.703%, 4/15/49(4)	300	315
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 03-34A, 6A 2.595%, 11/25/33(4)	13	12

TOTAL MORTGAGED-BACKED SECURITIES
(Identified Cost $1,592)		1,583

ASSET-BACKED SECURITIES—6.5%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	280	297

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—continued
Carnow Auto Receivables Trust 14-1A, D 144A 4.160%, 11/15/18(3)	$250	$250
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	290	305
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	125	126
Foursight Capital Automobile Receivables Trust 14-1, B 144A 3.560%, 11/22/21(3)	250	254
New Century Home Equity Loan Trust 05-A, A4W 4.759%, 8/25/35(4)	43	44
Santander Drive Auto Receivables Trust 14-4, D 3.100%, 11/16/20	250	253
Structured Asset Securities Corp. Pass-Through Certificates Series 02-AL1, A3 3.450%, 2/25/32	37	37
VOLT XXXI LLC 15-NPL2, A1 144A 3.500%, 2/25/55(3)(4)(5)	100	101

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,641)		1,667

CORPORATE BONDS—59.0%

Consumer Discretionary—9.5%
Acosta, Inc. 144A 7.750%, 10/1/22(3)	125	127
Boyd Gaming Corp. 9.000%, 7/1/20	135	141
CCOH Safari LLC 5.500%, 12/1/22	150	152
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 5.125%, 12/15/21(3)	150	147
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	145	154

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—continued
Cumulus Media Holdings, Inc. 7.750%, 5/1/19	$155	$159
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	140	146
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	175	189
Lear Corp. 5.250%, 1/15/25	120	123
Meritor, Inc. 6.750%, 6/15/21	125	130
MGM Resorts International 6.000%, 3/15/23	130	132
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	20	21
NCL Corp., Ltd. 144A 5.250%, 11/15/19(3)	15	15
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	150	154
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	145	147
Sinclair Television Group, Inc. 5.375%, 4/1/21	135	136
Standard Pacific Corp. 5.875%, 11/15/24	40	40
Station Casinos LLC 7.500%, 3/1/21	150	158
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 144A 5.250%, 4/15/21(3)	125	118
Tenneco, Inc. 5.375%, 12/15/24	35	37

		2,426

Consumer Staples—1.0%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	85	86
Rite Aid Corp. 6.750%, 6/15/21	120	126
WhiteWave Foods Co. (The) 5.375%, 10/1/22	40	42

		254

	PAR VALUE	VALUE

Energy—6.6%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(3)	$90	$89
California Resources Corp. 144A 5.500%, 9/15/21(3)	45	38
6.000%, 11/15/24(3)	75	62
Carrizo Oil & Gas, Inc. 7.500%, 9/15/20	60	59
Carrizo Oil & Gas, Inc. 144A 7.500%, 9/15/20(3)	100	98
Endeavor Energy Resources LP / EER Finance, Inc. 144A 7.000%, 8/15/21(3)	49	44
Gulfport Energy Corp. 144A 7.750%, 11/1/20(3)	140	140
Halcon Resources Corp. 8.875%, 5/15/21	155	106
Laredo Petroleum, Inc. 7.375%, 5/1/22	70	67
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 4.875%, 12/1/24	120	121
MEG Energy Corp. 144A 7.000%, 3/31/24(3)	90	82
NGL Energy Partners LP / NGL Energy Finance Corp. 144A 5.125%, 7/15/19(3)	100	96
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	198	140
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	155	102
Petroleos Mexicanos 144A 4.250%, 1/15/25(3)	100	98
5.500%, 6/27/44(3)	100	101
QEP Resources Inc 6.875%, 3/1/21	60	62
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	92

	PAR VALUE	VALUE

Energy—continued
SM Energy Co. 144A 6.125%, 11/15/22(3)	$100	$97

		1,694

Financials—16.3%
Aircastle, Ltd. 5.125%, 3/15/21	155	157
Allstate Corp. (The) 5.750%, 8/15/53(4)	115	122
Ares Capital Corp. 3.875%, 1/15/20	85	87
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 4/1/23	145	149
Banco Bradesco SA/Cayman Islands 144A 5.900%, 1/16/21(3)	115	123
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	115	126
Bank of America Corp. 4.200%, 8/26/24	60	62
Bank of China, Ltd. 144A 5.000%, 11/13/24(3)	200	211
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	203
Braskem America Finance Co. Reg S 7.125%, 7/22/41(6)	200	191
Corpbanca SA 144A 3.875%, 9/22/19(3)	200	200
Discover Financial Services 3.950%, 11/6/24	75	78
E*TRADE Financial Corp. 5.375%, 11/15/22	125	132
First Cash Financial Services, Inc. 6.750%, 4/1/21	60	62
First Niagara Financial Group, Inc. 6.750%, 3/19/20	130	146
General Motors Financial Co., Inc. 4.750%, 8/15/17	120	127
GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/20	85	88
Guanay Finance, Ltd. 144A 6.000%, 12/15/20(3)	250	259

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

Financials—continued
Hertz Corp./The 6.250%, 10/15/22	$111	$114
Hospitality Properties Trust 4.500%, 3/15/25	125	131
ICICI Bank Ltd/Dubai 144A 4.800%, 5/22/19(3)	200	216
iStar Financial, Inc. 5.000%, 7/1/19	110	109
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 7/1/21	65	57
Nordea Bank AB 144A 4.250%, 9/21/22(3)	200	214
PennantPark Investment Corp. 4.500%, 10/1/19	130	132
PKO Finance AB (PKO Bank PL) 144A 4.630%, 9/26/22(3)(7)	200	211
Sabra Health Care LP / Sabra Capital Corp. 5.500%, 2/1/21	40	42
Select Income REIT 4.500%, 2/1/25	100	100
Springleaf Finance Corp. 5.250%, 12/15/19	125	125
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	110	118
Wells Fargo & Co. 5.875%, 12/29/49(4)	15	16
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	80	78

		4,186

Health Care—4.0%
Amsurg Corp. 144A 5.625%, 7/15/22(3)	60	62
Centene Corp. 4.750%, 5/15/22	100	102
Endo Finance LLC / Endo Finco, Inc. 144A 5.375%, 1/15/23(3)	150	148
HCA, Inc. 6.500%, 2/15/20	55	62
7.500%, 2/15/22	85	100
5.375%, 2/1/25	40	42

	PAR VALUE	VALUE

Health Care—continued
HealthSouth Corp. 5.750%, 11/1/24	$100	$104
Owens & Minor, Inc. 3.875%, 9/15/21	20	21
Tenet Healthcare Corp. 4.750%, 6/1/20	75	77
8.125%, 4/1/22	65	73
Tenet Healthcare Corp. 144A 5.500%, 3/1/19(3)	75	76
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(3)	125	134
5.500%, 3/1/23(3)	35	36

		1,037

Industrials—7.9%
ADT Corp./The 6.250%, 10/15/21	155	165
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	135	139
Air Canada 144A 6.750%, 10/1/19(3)	140	149
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	148	153
American Airlines Pass Through Trust 14-1, B 4.375%, 10/1/22	250	259
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	130	124
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	120	121
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	60	61
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	35	35
HD Supply, Inc. 144A 5.250%, 12/15/21(3)	150	155
Huntington Ingalls Industries, Inc. 144A 5.000%, 12/15/21(3)	60	62
Masco Corp. 5.950%, 3/15/22	135	150

	PAR VALUE	VALUE

Industrials—continued
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	$75	$77
Penske Truck Leasing Co. LP / PTL Finance Corp. 144A 3.375%, 2/1/22(3)	35	35
Rexel SA 144A 5.250%, 6/15/20(3)	200	205
US Airways 12-2 Class C Pass Through Trust 5.450%, 6/3/18	125	127

		2,017

Information Technology—2.1%
Alcatel-Lucent USA, Inc. 144A 6.750%, 11/15/20(3)	80	83
Avaya, Inc. 144A 7.000%, 4/1/19(3)	65	64
First Data Corp. 11.750%, 8/15/21	160	185
First Data Corp. 144A 8.250%, 1/15/21(3)	115	123
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	85	85

		540

Materials—6.4%
Alpek SAB de CV 144A 5.375%, 8/8/23(3)	200	212
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II 144A 6.000%, 6/15/17(3)	150	148
Cascades, Inc. 144A 5.500%, 7/15/22(3)	125	126
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	200	207
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	150	153
Mercer International, Inc. 144A 7.000%, 12/1/19(3)	45	46
Samarco Mineracao SA 144A 5.375%, 9/26/24(3)	200	184
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	200	206

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE	VALUE

Materials—continued
Tronox Finance LLC 6.375%, 8/15/20	$55	$55
United States Steel Corp. 6.875%, 4/1/21	115	115
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200	180

		1,632

Telecommunication Services—4.1%
Altice SA 144A 7.625%, 2/15/25(3)	200	204
CenturyLink, Inc. 5.625%, 4/1/20	145	153
Level 3 Financing, Inc. 7.000%, 6/1/20	145	155
Sprint Communications, Inc. 6.000%, 11/15/22	175	164
T-Mobile USA, Inc. 6.125%, 1/15/22	120	124
West Corp. 144A 5.375%, 7/15/22(3)	100	96
Windstream Corp. 7.750%, 10/15/20	150	157

		1,053

Utilities—1.1%
AmeriGas Finance LLC / AmeriGas Finance Corp. 7.000%, 5/20/22	135	142
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. 144A 7.375%, 11/1/22(3)	55	57
7.625%, 11/1/24(3)	30	31
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	60	62

		292

TOTAL CORPORATE BONDS
(Identified Cost $15,463)		15,131

LOAN AGREEMENTS—12.9%

Consumer Discretionary—3.4%
Aristocrat Leisure Ltd. 4.750%, 10/20/21	125	123

	PAR VALUE	VALUE

Consumer Discretionary—continued
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-7 9.750%, 1/28/18(8)	$159	$143
Caesars Entertainment Resort Properties LLC, Term Loan B 7.000%, 10/11/20	65	62
CBAC Borrower LLC, Term Loan B 8.250%, 7/2/20	145	143
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) Tranche D 6.921%, 1/30/19	125	117
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	148	148
TWCC Holding Corp., Second Lien 7.000%, 6/26/20	150	141

		877

Consumer Staples—0.4%
Albertson’s LLC, Term Loan B-4-1 4.500%, 8/25/21	101	101

Energy—1.6%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 6.000%, 3/31/21	125	97
Fieldwood Energy LLC, Second Lien 8.375%, 9/30/20	145	87
Jonah Energy LLC, Second Lien 7.500%, 5/12/21	155	130
Templar Energy LLC, Second Lien 8.500%, 11/25/20	155	96

		410

Financials—1.3%
Asurion LLC (fka Asurion Corp.), Second Lien 8.500%, 3/3/21	150	149

	PAR VALUE	VALUE

Financials—continued
Capital Automotive LP, Second Lien 6.000%, 4/30/20	$40	$39
Walter Investment Management Corp., Tranche B 4.750%, 12/18/20	159	140

		328

Health Care—1.2%
American Renal Holdings, Second Lien 8.500%, 3/20/20	100	99
Ardent Medical Services, Inc. Second Lien 0.000%, 1/2/19(9)	60	60
Inventiv Health, Inc. (fka Ventive Health, Inc), Term Loan B-4 7.750%, 5/15/18	155	155

		314

Industrials—1.3%
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), Second Lien 9.000%, 11/19/20	133	134
DynCorp International, Inc. 6.250%, 7/7/16	79	79
Sedgwick Claims Management Services, Inc. Second Lien 6.750%, 2/28/22	125	118

		331

Information Technology—2.6%
Applied Systems, Inc., Second Lien 7.500%, 1/24/22	98	97
Blue Coat Systems, Inc., Second Lien 9.500%, 6/26/20	115	114
Evergreen Skills Lux S.À R.L., First Lien 5.750%, 4/28/21	66	63
Kronos, Inc., Second Lien 9.750%, 4/30/20	150	153
Mitchell International, Inc., Second Lien 8.500%, 10/11/21	150	149

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

	PAR VALUE		VALUE

Information Technology—continued
Presidio Holdings, Ltd. 0.000%, 2/2/22(9)	$100		$97

			673

Materials—0.5%
Noranda Aluminum Acquisition Corp., Term Loan B 5.750%, 2/28/19	129		123

Telecommunication Services—0.6%
Global Tel*Link Corp., Second Lien 9.000%, 11/23/20	160		157

TOTAL LOAN AGREEMENTS
(Identified Cost $3,560)			3,314

	SHARES

PREFERRED STOCK—1.1%

Financials—1.1%
Citigroup, Inc. 5.800%(4)	125	(10)	126
JPMorgan Chase & Co. 5.150%(4)	130	(10)	125
SunTrust Banks, Inc. 5.625%(4)	30	(10)	31

			282

TOTAL PREFERRED STOCK
(Identified Cost $281)			282

	CONTRACTS

PURCHASED OPTIONS—0.3%

Call Options—0.0%
S&P 500 Index Expiring 02/06/15 Strike Price $2,200	92		—	(11)
S&P 500 Index Expiring 02/13/15 Strike Price $2,185	93		1

			1

Put Options—0.3%
S&P 500 Index Expiring 02/06/15 Strike Price $1,920	92		38

	CONTRACTS	VALUE

Put Options—continued
S&P 500 Index Expiring 02/13/15 Strike Price $1,840	93	$37

		75

TOTAL PURCHASED OPTIONS
(Identified Cost $41)		76

TOTAL LONG TERM INVESTMENTS — 95.3%
(Identified Cost $24,965)		24,431

	SHARES

SHORT-TERM INVESTMENTS—3.9%

Money Market Mutual Funds—3.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (Seven-day effective yield 0.030%)	1,009,630	$1,010

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,010)		1,010

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 99.2%
(Identified Cost $25,975)		25,441	(1)

	CONTRACTS

WRITTEN OPTIONS—(0.8)%

Call Options—0.0%
S&P 500 Index Expiring 02/06/15 Strike Price $2,145	(92)	—	(11)
S&P 500 Index Expiring 02/13/15 Strike Price $2,130	(93)	(2)

		(2)

Put Options—(0.8)%
S&P 500 Index Expiring 02/06/15 Strike Price $1,975	(92)	(128)
S&P 500 Index Expiring 02/13/15 Strike Price $1,895	(93)	(78)

		(206)

TOTAL WRITTEN OPTIONS
(Proceeds $86)		(208	)(1)

VALUE

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 98.4%
(Identified Cost $25,889)	$25,233
Other assets and liabilities, net — 1.6%	398

NET ASSETS — 100.0%	$25,631

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at January 31, 2015, see Note 5 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)	All or a portion segregated as collateral for written options and over-the-counter credit default swaps.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities amounted to a value of $10,381 or 40.5% of net assets.

(4)	Variable or step coupon security; interest rate shown reflects the rate in effect at January 31, 2015.

(5)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments and Securities Sold Short.

(6)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	Security in default.

(9)	This loan will settle after January 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(10)	Amount shown is par value.

(11)	Amount is less than $500.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trusts
S&P	Standard & Poor’s
ICE	Intercontinental Exchange

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	European Currency Unit
JPY	Japanese Yen
USD	United States Dollar

Country Weightings (Unaudited)†
United States	79%
Canada	3
Mexico	3
Cayman Islands	2
Brazil	2
Sweden	2
United Kingdom	1
Other	8
Total	100%
† % of total investments, net of securitiessold short, as of January 31, 2015

Forward foreign currency exchange contracts as of January 31, 2015 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	70	USD	56	JPMorgan Chase Bank N.A.	6/12/15	$ (1)
EUR	48	USD	56	JPMorgan Chase Bank N.A.	3/20/15	(1)
USD	60	AUD	74	JPMorgan Chase Bank N.A.	6/15/15	3
USD	60	CAD	70	JPMorgan Chase Bank N.A.	6/15/15	5
USD	60	EUR	48	JPMorgan Chase Bank N.A.	6/15/15	5
USD	60	JPY	7,156	JPMorgan Chase Bank N.A.	6/15/15	(1)

Total						$ 10

Over-the-counter credit default swaps- sell protection(1) outstanding as of January 31, 2015 were as follows:

Reference Entity	Counterparty	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)

iHeartCommunications, Inc.	JPMorgan Chase Bank N.A.	5%	12/20/16	100	USD	$(7)	$ (9)	$ 2

TotalTotal						$(7)	$ (9)	$ 2

Centrally cleared credit default swaps- sell protection(1) outstanding as of January 31, 2015 were as follows:

Reference Entity	Clearinghouse	Fixed Receive Rate	Expiration Date	Notional Amount(2)		Market Value(3)	Premiums Paid	Unrealized Appreciation (Depreciation)

Markit CDX North America
High Yield Index	ICE	5%	12/20/19	750	USD	$46	$ 40	$ 6

Total						$46	$ 40	$ 6

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Continued)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset of which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)	Amount Recoverable*	Reference Asset Rating Range**
Markit CDX North America High-Yield Index	$750	$ —	BB,B
iHeartCommunications, Inc. 2 Year CDS	100	—	CCC+

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds collateral which can offset or reduce potential payments under a triggering event.
**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

The following table provides a summary of inputs used to value the Fund’s investments as of January 31, 2015 (See Security Valuation Note 1B in the Notes to Schedules of Investments):

	Total Value at January 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$1,353	$—	$1,353	$—
Foreign Government Securities	514	—	514	—
Municipal Bonds	511	—	511	—
Mortgaged-Backed Securities	1,583	—	1,583	—
Asset-Backed Securities	1,667	—	1,566	101
Corporate Bonds	15,131	—	15,131	—
Loan Agreements	3,314	—	3,314	—
Equity Securities:
Preferred Stock	282	—	282	—
Purchased Options	76	76	—	—
Short-Term Investments	1,010	1,010	—	—
Foreign currency exchange contracts	13	—	13	—
Credit Default Swaps	46	—	46	—

Total Assets	25,500	1,086	24,313	101

Liabilities:
Written Options	(208)	(208)	—	$—
Foreign currency exchange contracts	(3)	—	(3)	—
Credit Default Swaps	(7)	—	(7)	—

Total Liabilities	$(218)	$(208)	$(10)	$—

There were no transfers between level 1 and level 2 related to securities held at January 31, 2015.

See Notes to Schedule of Investments.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Concluded)

JANUARY 31, 2015 (UNAUDITED)

($ are reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value.

Asset-Backed Securities
Investments in Securities

Balance as of October 31, 2014	$ —
Accrued discount/(premium)	— (a)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1
Purchases	100
Sales	—
Transfers into Level 3(b)	—
Transfers from Level 3(b)	—
Paydowns	—

Balance as of January 31, 2015	$ 101 (c)

Footnote Legend:

(a)	Amount is less than $500.
(b)	“Transfers into and/or from” represent the ending value as of January 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(c)	The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

January 31, 2015 (UNAUDITED)

Note 1. Significant Accounting Policies

Virtus Alternative Solutions Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of the Schedules of Investments and Securities Sold Short. The preparation of the Schedules of Investments and Securities Sold Short in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. Basis of Consolidation

The accompanying consolidated Schedule of Investments and Securities Sold Short of Alternative Total Solution Fund include the account of VATS Offshore Fund, Ltd (the “Subsidiary”) which is a wholly-owned subsidiary of Alternative Total Solution Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables Alternative Total Solution Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Alternative Total Solution Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to Alternative Total Solution Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

B. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

—	Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

—	Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

January 31, 2015 (UNAUDITED)

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments and Securities Sold Short for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

D. Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund may receive rebate income or be charged a fee on borrowed securities which is under Interest expense on short sales on the Statements of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

E. Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

January 31, 2015 (UNAUDITED)

F. Unfunded Commitments

The Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loan commitments (“commitments”). Commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of January 31, 2015, the Funds had no unfunded loan commitments.

Note 2. Derivative Financial Instruments

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized.

Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund utilize futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

B. Forward Foreign Currency Exchange Contracts

Alternative Income Solution Fund, Alternative Inflation Solution Fund, Alternative Total Solution Fund and Strategic Income Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Alternative Income Solution Fund, Alternative Inflation Solution Fund and Alternative Total Solution Fund use options contracts to hedge against market and idiosyncratic risk. The Strategic Income Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

January 31, 2015 (UNAUDITED)

The Funds had transactions in options written during the period ended January 31, 2015 as follows:

	Alternative Total Solution Fund
	Numbers of Contracts	Premiums Received

Options outstanding at October 31, 2014	13	$ 1
Options written	100	22
Options closed	(113)	(23)
Options expired	—	—
Options exercised	—	—

Options outstanding at January 31, 2015	—	$ —

	Strategic Income Fund
	Numbers of Contracts	Premiums Received

Options outstanding at October 31, 2014	362	$78
Options written	2,280	527
Options closed	(1,778)	(387)
Options expired	(494)	(132)
Options exercised	—	—

Options outstanding at January 31, 2015	370	$86

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and Securities Sold Short.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded as cash pledged as collateral for swaps.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

January 31, 2015 (UNAUDITED)

($ reported in thousands)

The Strategic Income Fund may utilize both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps – Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

The Alternative Total Solution Fund may utilize swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap Baskets are entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Funds did not enter into any interest rate swaps during the current reporting period.

	Fair Values of Derivative Financial Instruments as of January 31, 2015 Derivative Assets

	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund	Strategic Income Fund

Primary Risk	Value	Value	Value	Value

Interest rate contracts	$ —	$ —	$158	$ —
Foreign Currency exchange contracts	77	34	360	13
Equity Contracts	—	—	27	76
Commodity Contracts	—	—	108	—
Credit Contracts	—	8	10	46

Total	$77	$42	$663	$135

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

January 31, 2015 (UNAUDITED)

($ reported in thousands)

	Fair Values of Derivative Financial Instruments as of January 31, 2015 Derivative Liabilities

	Alternative Income Solution Fund	Alternative Inflation Solution Fund	Alternative Total Solution Fund	Strategic Income Fund

Primary Risk	Value	Value	Value	Value

Interest rate contracts	$41	$497	$ —	$ —
Foreign currency exchange contracts	1	—	97	3
Equity Contracts	—	—	44	208
Commodity Contracts	—	—	58	—
Credit Contracts	—	—	—	7

Total	$42	$497	$199	$218

The derivative investments held as of January 31, 2015 as disclosed in the Schedule of Investments and Securities Sold Short serve as indicators of the volume of derivative activity for each applicable Fund for the period ended January 31, 2015.

E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Note 3.  Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT

January 31, 2015 (UNAUDITED)

($ reported in thousands)

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 4. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments and Securities Sold Short where applicable. However, a portion of such footnoted securities could be liquid where the subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At January 31, 2015, the Funds did not hold any securities that were both illiquid and restricted.

Note 5. Federal Income Tax Information

At January 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternative Income Solution Fund - Investments	$42,573	$1,305	$(3,274)	$(1,969)
Alternative Income Solution Fund - Short Sales	(1,042)	84	(5)	79
Alternative Inflation Solution Fund - Investments	31,609	1,892	(1,199)	693
Alternative Inflation Solution Fund - Short Sales	(1,249)	101	(6)	95
Alternative Total Solution Fund - Investments	73,182	1,742	(3,804)	(2,062)
Alternative Total Solution Fund - Short Sales	(5,553)	246	(55)	191
Strategic Income Fund - Investments	25,975	249	(783)	(534)
Strategic Income Fund - Written Options	(86)	1	(123)	(122)

Note 6. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments and Securities Sold Short and Notes to the Schedules of Investments and Securities Sold Short were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments and Securities Sold Short and Notes to the Schedules of Investments and Securities Sold Short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 04/01/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 04/01/2015

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer
and Treasurer
(principal financial and accounting officer)

Date 04/01/2015

* Print the name and title of each signing officer under his or her signature.